THIS LETTER IS NOT PART OF YOUR PROSPECTUS.

Annuity Investors Life Insurance Company PO Box 5423 Cincinnati, Ohio 45201-5423 www.GAFRI.com Shipping Address: 525 Vine Street, 7th Floor Cincinnati, Ohio 45201 Phone 800-789-6771 Fax 513-412-3766
Dear Variable Annuity Contract Owner:
Thank you for choosing Annuity Investors Life Insurance Company® to help meet your retirement planning needs. Annuity Investors Life Insurance Company is a proud member of the Great American Financial Resources®, Inc. family of companies, and we appreciate the opportunity to serve you.
Enclosed is your May 1, 2010 prospectus for your variable annuity. This document includes your contract prospectus and portfolio prospectuses reflective of your subaccount allocation as of this date. It also includes information for all of the contracts within your household.
Please note any discussion of performance within the portfolio prospectuses may differ from performance information reported by our company. This is because performance reported by our company includes your premium payments reflecting the contract’s fees and charges.
If you have any questions, please contact either your representative or the Annuity Investors® Life Variable Annuity Service Center at (800) 789.6771. We thank you for your business and look forward to serving you in the future.
Sincerely,
Great American Financial Resources

ANNUITY INVESTORS LIFE INSURANCE COMPANY®
ANNUITY INVESTORS® VARIABLE ACCOUNT B
THE COMMODORE INDEPENDENCE®
INDIVIDUAL AND GROUP FLEXIBLE PREMIUM DEFERRED ANNUITIES
PROSPECTUS DATED MAY 1, 2010
This prospectus describes individual and group flexible premium deferred annuity contracts. The individual contracts and interests in the group contracts are referred to in this prospectus as the “Contracts.” Annuity Investors Life Insurance Company® (the “Company”) is the issuer of the Contracts. The Contracts are available for tax-qualified and non-tax-qualified annuity purchases. The Contracts offer tax-deferred treatment of earnings, Annuity Benefits, and a Death Benefit. The tax treatment of annuities is discussed in the Federal Tax Matters section of this prospectus. The Contracts offer both variable and fixed investment options.
The variable investment options are Subaccounts of Annuity Investors® Variable Account B (the “Separate Account”). The Contracts currently offer the Subaccounts listed below. Each Subaccount invests in shares of a registered investment company or a portfolio of a registered investment company (each, a “Portfolio”). The Portfolios are listed below.

American Century Variable Portfolios
-Large Company Value Fund-Class I
-Mid Cap Value Fund-Class I
-Ultra® Fund-Class I
-Vista SM Fund-Class I
Calamos®Advisors Trust
-Growth and Income Portfolio
Davis Variable Account Fund, Inc.
-Value Portfolio
Dreyfus Investment Portfolios
-MidCap Stock Portfolio-Service Shares
-Technology Growth Portfolio-Initial Shares
The Dreyfus Socially Responsible Growth Fund, Inc.
  -Institutional Shares
Dreyfus Stock Index Fund, Inc.-Institutional Shares
Dreyfus Variable Investment Funds
-Appreciation Portfolio-Initial Shares
-Growth and Income Portfolio-Initial Shares
-Money Market Portfolio
-Opportunistic Small Cap Portfolio-Initial Shares
Financial Investors Variable Insurance Trust
-Ibbotson Balanced ETF Asset Allocation Portfolio-Class II
-Ibbotson Conservative ETF Asset Allocation Portfolio-Class II
-Ibbotson Growth ETF Asset Allocation Portfolio-Class II
-Ibbotson Income/Growth ETF Asset Allocation Portfolio-Class II
Franklin Templeton Variable Insurance Products Trust
-Templeton Foreign Securities Fund-Class 2
Invesco Variable Insurance Funds*
-Capital Development Fund-Series I Shares
-Core Equity Fund-Series I Shares
-Financial Services Fund-Series I Shares
-Global Health Care Fund -Series I Shares
-High Yield Fund-Series I Shares
-Small Cap Equity Fund-Series I Shares
-Van Kampen V.I. U.S. Mid Cap Value Portfolio-Series I Shares
-Van Kampen V.I. Value Portfolio-Series I Shares
Janus Aspen Series
-Balanced Portfolio-Institutional Shares
-Enterprise Portfolio-Institutional Shares
-Forty Portfolio-Institutional Shares
-Janus Portfolio-Service Shares —Institutional Shares
-Overseas Portfolio-Institutional Shares
Morgan Stanley-The Universal Institutional Funds, Inc.
-Core Plus Fixed Income Portfolio-Class I
-Mid-Cap Growth Portfolio-Class I
-U.S. Real Estate Portfolio-Class I
Oppenheimer Variable Account Funds
-Balanced Fund-Non-Service Shares
-Capital Appreciation Fund-Non-Service Shares
-Main Street Fund®-Non-Service Shares
PIMCO Variable Insurance Trust
-Real Return Portfolio-Administrative Class
-Total Return Portfolio-Administrative Class
Wilshire Variable Insurance Trust
-2015 ETF Fund
-2025 ETF Fund
-2035 ETF Fund

*	The full legal name of Invesco Variable Insurance Funds is AIM Variable Insurance Funds (Invesco Variable Insurance Funds).
2010 Portfolio Changes — The list above and this prospectus reflects the name changes and transactions described below.
•	On April 19, 2010, the Dreyfus Developing Leaders Portfolio, a series of the Dreyfus Variable Insurance Fund, changed its name to the Dreyfus Opportunistic Small Cap Portfolio.

•	On May 1, 2010, the AIM portfolios changed their brand name to Invesco. For example, AIM V.I. Capital Development Fund became Invesco V.I. Capital Development Fund.

•	On May 1, 2010, The Universal Institutional Funds, Inc. changed its brand name from Van Kampen to Morgan Stanley.

•	On June 1, 2010 or as soon as practical after that date, Van Kampen’s U.S. Mid Cap Value Portfolio and Value Portfolio, which currently are series of The Universal Institutional Funds, Inc., will be merged into AIM Variable Insurance Funds (Invesco Variable Insurance Funds) and change its brand name to Invesco Van Kampen. The list above reflects this anticipated transaction.
The following investment options are available only to Contract Owners who held Accumulation Units in these Subaccounts on November 30, 2004: Invesco V.I. Dynamics Fund Closed Subaccount, Janus Aspen Worldwide Growth Closed Subaccount, The Timothy Plan Conservative Growth Variable Series Closed Subaccount, and The Timothy Plan Strategic Growth Variable Series Closed Subaccount. If you still have funds allocated to one of these closed Subaccounts, please see the supplemental prospectus that accompanies this document for additional examples.
The fixed investment options are provided through the Company’s Fixed Account. The Contracts currently offers the following fixed investment options: the Fixed Accumulation Account option and the Fixed Account One-Year Guarantee option. This prospectus includes information you should know before investing in the Contracts. This prospectus is not complete without the current prospectuses for the Portfolios. Please keep this prospectus and the Portfolio prospectuses for future reference.
A Statement of Additional Information (“SAI”), dated May 1, 2010, contains more information about the Separate Account and the Contracts. The Company filed the SAI with the Securities and Exchange Commission. The SAI is part of this prospectus. The table of contents for the SAI is printed on the last page of this prospectus. For a free copy of the SAI, complete and return the form on the last page of this prospectus, or call us at 1-800-789-6771. You may also access the SAI (as well as all other information regarding the Contracts, the Separate Account or the Company) at the Securities and Exchange Commission’s web site: www.sec.gov. The registration number for the Contracts is 333-51955.
NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

These securities may be sold by a bank or credit union, but are not financial institution products.
•	The Contracts are not FDIC or NCUSIF insured.

•	The Contracts are obligations of the Company and not of the bank or credit union.

•	The bank or credit union does not guarantee the Company’s obligations under the Contracts.

•	The Contracts involve investment risk and may lose value.
Contract Versions
This prospectus relates to 2 versions of The Commodore Independence® contract—the 2007 version and the 1998 version.
The 2007 version is not available in all states. To find out which version of the Contract is available in the state where you live, contact us at our Administrative Office, P.O. Box 5423, Cincinnati, OH 45201-5423, 1-800-789-6771.
Some provisions in the 2007 version differ from the corresponding provisions in the 1998 version. We have noted these differences in this prospectus. Please refer to the form number on your Contract or certificate to determine the applicable Contract version.

2007 Version Form Numbers	1998 Version Form Numbers
P 1813206 (individual contract)	A 802 (NQ98)-3 and A 802 (Q98)-3 (individual contracts)
G 2010407 (group contract)	G 802 (99)-3 (group contract)
C 2010507 (participant certificate)	G 802 (99)-3 (participant certificate)
For assistance in identifying the version of the Contract that you own or the group Contract under which you are a participant, contact us at our Administrative Office, P.O. Box 5423, Cincinnati OH 45201-5423, 1-800-789-6771.

Right to Cancel
You may cancel a Contract within 20 days after you receive it. The right to cancel may be longer in some states. In many states, you will bear the risk of investment gain or loss on any amounts allocated to the Subaccounts prior to cancellation. The right to cancel may not apply to group Contracts. The right to cancel is described more fully in the Right to Cancel section of this prospectus.

DEFINITIONS
The capitalized terms defined on this page will have the meanings given to them when used in this prospectus. Other terms that have a specific meaning under the Contracts, but which are not defined on this page, will be explained in the section of this prospectus where they are primarily used.
Account Value
The aggregate value of your interest in all of the Subaccounts and the Fixed Account options as of the end of any Valuation Period.
Accumulation Unit
A unit of measure used to calculate the value of a Subaccount before the Commencement Date.
Accumulation Unit Value
The value of an Accumulation Unit at the end of a Valuation Period.
The initial Accumulation Unit Value for each Subaccount other than the money market Subaccount was set at $10. The initial Accumulation Unit Value for the money market Subaccount was set at $1. The initial Accumulation Unit Value for a Subaccount was established at the inception date of the Separate Account, or on the date the Subaccount was established, if later.
After the initial Accumulation Unit Value is established, the Accumulation Unit Value for a Subaccount at the end of each Valuation Period is the Accumulation Unit Value at the end of the previous Valuation Period multiplied by the Net Investment Factor for that Subaccount for the current Valuation Period.
A Net Investment Factor of 1 produces no change in the Accumulation Unit Value for that Valuation Period. A Net Investment Factor of more than 1 or less than 1 produces an increase or a decrease, respectively, in the Accumulation Unit Value for that Valuation Period. The Accumulation Unit Value will vary to reflect the investment experience of the applicable Portfolios.
Annuitant
The natural person on whose life Annuity Benefit payments are based. More information about the Annuitant is included in the Contracts section of this prospectus.
Annuity Benefit
The payments that may be made under the Annuity Benefit section of the Contract.
Beneficiary
The person entitled to receive any Death Benefit under this Contract. More information about the Beneficiary is included in the Contract section of the prospectus.
Benefit Unit
A unit of measure used to determine the dollar value of any variable dollar payments after the Commencement Date.
Benefit Unit Value
The value of a Benefit Unit at the end of a Valuation Period.
The initial Benefit Unit Value for a Subaccount will be set equal to the Accumulation Unit Value for that Subaccount at the end of the first Valuation Period in which a variable dollar benefit is established by the Company. Thereafter, the Benefit Unit Value for a Subaccount at the end of a Valuation Period is determined by multiplying the previous Benefit Unit Value by the Net Investment Factor for that Subaccount for the current Valuation Period, and multiplying the number again by a daily investment factor for each day in the Valuation Period. The daily investment factor reduces the previous Benefit Unit Value by the daily amount of the assumed interest rate (3% per year, compounded annually) which is already incorporated in the calculation of variable dollar benefit payments.

Company
Annuity Investors Life Insurance Company®.
➢	The words “we” “us” and “our” in this prospectus also refer to Annuity Investors Life Insurance Company®.
Commencement Date
The Annuity Commencement Date if an Annuity Benefit is payable or the Death Benefit Commencement Date if a Death Benefit is payable.
•	The Annuity Commencement Date is the first day of the first payment interval for which an Annuity Benefit payment is to be made. The Annuity Commencement Date is shown on the Contract specifications page.

•	The Death Benefit Commencement Date is (1) the first day of the first payment interval for a Death Benefit that is paid as periodic payments or (2) the date of payment for a Death Benefit that is paid as a lump sum.
Contract
An individual contract or interest in a group contract described in this prospectus.
Contract Anniversary
The date in each year that is the annual anniversary of the Contract effective date. The Contract effective date is the date that the Contract is issued. The Contract effective date is set out on the Contract specifications page.
Contract Year
Each 12 month period that begins on the Contract effective date or on a Contract Anniversary.
Death Benefit
The benefit described in the Death Benefit section of the Contract.
Fixed Account
The Fixed Account is part of the Company’s general account. The Fixed Account options are listed in the “Allocations to Investment Options” section of this prospectus.
Good Order
We cannot process information or a request until we have received your instructions in “Good Order” at our Administrative Offices. We will consider information or a request to be in “Good Order” when we have actually received a Written Request, along with all the information and other legal documentation that we require to process the information or request. To be in “Good Order,” instructions must be sufficiently clear so that we do not need to exercise any discretion to process the information or request
Net Asset Value
The amount computed by a Portfolio as the price at which the Portfolio’s shares are purchased and redeemed. It is computed no less frequently than each Valuation Period
Net Investment Factor
The factor the represents the percentage change in the Accumulation Unit Values and the Benefit Unit Values from one Valuation Period to the next. The Net Investment Factor for each Valuation Period reflects changes to the net asset value of the underlying Portfolio, dividends or capital gains distributions by the Portfolio, credits and charges for tax reserves with respect to the Subaccount, and the mortality and expense risk charges and administration charges.
Owner
For purposes of this prospectus, references to Owner mean (1) the owner of an individual annuity contract or (2) the participant in a group annuity contract (even though the participant is not the owner of the group contract itself).
➢	The words “you” and “your” in this prospectus also refer to the Owner as defined above.
Portfolio
A registered investment company or a portfolio of a registered investment company in which the corresponding Subaccount invests. The Portfolios are listed on the cover page of this prospectus.

Purchase Payments
An amount paid to us for this Contract, less any fee charged by the person remitting payments and the deduction of applicable premium or other taxes.
SEC
Securities and Exchange Commission.
Separate Account
Annuity Investors Variable Account B, which is an account that was established and is maintained by the Company.
Subaccount
A subdivision of the Separate Account. Each Subaccount invests in the shares of the corresponding Portfolio listed on the cover page of this Prospectus.
Tax Qualified Contract
A contract that is intended to qualify for special tax treatment for retirement savings. The Contract specifications page indicates whether this Contract is a Tax-Qualified Contract.
Valuation Date
Each day on which the New York Stock Exchange is open for business.
Valuation Period
The period starting at the close of regular trading on the New York Stock Exchange on any Valuation Date and ending at the close of trading on the next succeeding Valuation Date.
Written Request
Information provided to us or a request made to us that is:
•	complete and satisfactory to us and

•	on our form or in a manner satisfactory to us and

•	received by us at our Administrative Office, P.O. Box 5423, Cincinnati, Ohio 45201-5423.
A Written Request may, at our discretion, be made by telephone or electronic means.
We will treat a Written Request as a standing order. It may be modified or revoked only by a subsequent Written Request, when permitted by the terms of the Contract. A Written Request is subject to (1) any payment that we make before we acknowledge the Written Request and (2) any other action that we take before we acknowledge the Written Request.
Additional Details
The Statement of Additional Information contains more information about Accumulation Units and Benefit Units. It also contains the formula for determining the Net Investment Factor for any Subaccount for any Valuation Period and an explanation of how the following values are calculated:
•	Variable account value

•	Fixed account value

•	Accumulation Unit Values; and

•	Benefit Unit values

EXPENSE TABLES
These tables describe the fees and expenses you will pay when you buy or hold the Contract. No charges are imposed when you withdraw amounts from or surrender the Contract.
Table A: Contract Owner Transaction Expenses
The first table describes the fees and expenses that you will pay at the time you buy the Contract, make a transfer between investment options, or borrow money under the Contract. Premium taxes may also be deducted.

	Current	Maximum
Sales load imposed on Purchase Payments	None	None
Sales load imposed on withdrawals or on surrenders	None	None
Transfer Fee(1)	$25	$30
Annual Automatic Transfer Program Fee	None	$30
Annual Systematic Withdrawal Fee	None	$30
Loan Interest Spread(2)	3.00%	5.00%

(1)	The transfer fee currently applies to transfers in excess of 12 in any Contract Year.

(2)	Generally we require collateral in an amount equal to 110% of the outstanding loan balance. The loan interest spread is the difference between the amount of interest we charge you for a loan and the amount of interest we credit to your collateral. Because the maximum interest rate we charge on a loan is 8% and the minimum interest rate that we credit to collateral is 3%, the maximum loan interest spread is 5%. However, a plan administrator or an employer retirement plan may require us to charge a higher interest rate on loans. In this case, the maximum loan interest rate spread will be higher than 5%.
Table B: Annual Expenses
The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Portfolio fees and expenses. Separate Account annual expenses are shown as a percentage of the average value of the Owner’s interest in the Subaccounts.

	Standard			Enhanced Group Version With
	Version	Enhanced Group Version		Administration Charge Waived*
	Current	Current	Maximum	Current	Maximum
Annual Contract Maintenance Fee (1)	$40	$40	$40	$40	$40
Separate Account Annual Expenses
Mortality and Expense Risk Charge	1.25%	0.75%	0.95%	0.75%	0.95%
Administration Charge	0.15%	0.15%	0.15%	0.00%	0.00%
Total Separate Account Annual Expenses	1.40%	1.10%	0.90%	0.95%	0.75%

*	All Contract Owners may purchase the standard version of the Contract. Certain groups that meet higher underwriting or other criteria may be eligible to purchase the enhanced version of the Contract. We may waive the Administration Charge for group contracts when we expect to incur reduced expenses in connection with the administration of the Contract.

(1)	If you surrender your Contract, we will apply the contract maintenance fee at that time.
Table C: Total Annual Portfolio Operating Expenses
The next table shows the minimum and maximum total operating expenses of the Portfolios that you may pay periodically during the time that you own the Contract. These expenses are deducted from Portfolio assets and include management fees, distribution and service (12b-1) fees, acquired fund fees, and other expenses. More detail concerning each Portfolio’s fees and expenses is contained in the prospectus of that Portfolio.

	Minimum	Maximum
Before any fee reduction or expense reimbursement	0.29%	1.37%
After contractual fee reductions and/or expense reimbursements(1)	0.29%	1.31%

(1)	Contractual fee reductions and/or expense reimbursements related to a Portfolio will continue for a period that ends on a specific date. All contractual fee caps currently in place will end on April 30, 2011.
The information about Portfolio expenses that we used to prepare this table was provided to us by the Portfolios. We have not independently verified the Portfolio expense information. The minimum and maximum expenses shown in the table are for the year ended December 31, 2009. Actual expenses of a Portfolio in future years may be higher or lower.

The Portfolios in the Financial Investors Variable Insurance Trust and the Wilshire Variable Insurance Trust are structured as “fund of funds” and invest in other investment companies (“Acquired Funds”). As a result, each Ibbotson portfolio and each Wilshire portfolio will likely incur higher expenses than fund that invest directly in securities and you will effectively be paying a portion of the management fees and other expenses of the Acquired Funds.
The minimum expenses, both before and after any fee reduction and/or expense reimbursement, are the expenses of the Dreyfus Stock Index Fund, Inc.
The maximum expenses before fee reductions and/or expense reimbursements are the expenses of the Ibbotson Conservative ETF Asset Allocation Portfolio. The adviser and subadviser to the Ibbotson Conservative ETF Asset Allocation Portfolio have contractually agreed to jointly waive its management fee and subadvisory fee, respectively, and/or reimburse expenses so that net annual fund operating expenses, excluding acquired fund fees and expenses and extraordinary expenses, do not exceed a maximum of 0.73% of the average daily net assets through April 30, 2011. The addition of excluded expenses may cause the net annual fund operating expenses to exceed the maximum amount of 0.73% agreed to by the adviser and subadviser.
The maximum expenses after fee reductions and/or expense reimbursement, are the expenses of the Calamos Growth and Income Portfolio.
Examples
These examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include the Contract Owner transaction expenses (described in Table A above), the Annual Expenses (described in Table B above), and Portfolio operating expenses (described Table C above). Your actual costs may be higher or lower than the costs shown in the examples.
Example 1: Contract with Maximum Fund Operating Expenses
Assumptions
•	You invest $10,000 in the Contract for the periods indicated and your investment has a 5% return each year.

•	The annual contract maintenance fee ($40), the maximum Separate Account annual expenses (1.40%), and the maximum Portfolio expenses (1.37% before reimbursement or 1.31% after reimbursement) are incurred .
In this table, we assume that you surrender your Contract at the end of the period . In this case, your costs would be:

	1 year	3 years	5 years	10 years
Before reimbursement	$325	$1,040	$1,849	$4,358
After reimbursement	$319	$1,021	$1,816	$4,286
Example 2: Contract with Minimum Fund Operating Expenses
Assumptions
•	You invest $10,000 in the Contract for the periods indicated and your investment has a 5% return each year.

•	The annual contract maintenance fee ($40), the maximum Separate Account annual expenses (1.40%), and the minimum Portfolio expenses (0.29%) are incurred.
In this table, we assume that you surrender your Contract at the end of the period. In this case, your costs would be:

1 year	3 years	5 years	10 years
$215	$693	$1,242	$2,983

FINANCIAL INFORMATION
Condensed Financial Information
Condensed financial information for the Contracts is set forth in Appendix A to this prospectus. It includes
•	year-end accumulation unit values for each Subaccount for each of the last 10 fiscal years through December 31, 2009, or from the end of the year of inception of a Subaccount, if later, to December 31, 2009; and

•	number of accumulation units outstanding as of the end of each period.
Financial Statements
The financial statements and reports of the independent registered public accounting firm of the Company and of the Separate Account are included in the Statement of Additional Information.
OVERVIEW
What is the Separate Account?
The Separate Account is an account that was established and is maintained by the Company. It is a unit investment trust registered with the SEC under the Investment Company Act of 1940. The Separate Account is divided into Subaccounts. Each Subaccount invests in shares of the corresponding Portfolio listed on the cover page of this prospectus. If you choose a variable investment option, you are investing in a Subaccount, not directly in the corresponding Portfolio.
What Are the Contracts?
The Contracts are individual and group deferred annuities, which are insurance products. The Contracts are sold with either a standard or an enhanced fee structure, as described in the Expense Tables of this prospectus.
Before the Commencement Date, you can allocate Purchase Payments among any of the variable investment options currently offered and two Fixed Account options.
•	The variable investment options are the Subaccounts. Each Subaccount invests in a Portfolio. You bear the risk of any investment gain or loss on amounts allocated to the Subaccounts.

•	The Fixed Account options earn a fixed rate of interest declared by us, which will be at least 1% per year, or any higher Fixed Account guaranteed interest rate stated in your Contract. We guarantee amounts invested in a Fixed Account option and the earnings on those amounts so long as those amounts remain in the Fixed Account option.
After the Commencement Date, payments can be allocated between variable dollar benefit and fixed dollar benefit options. If a variable dollar benefit option is selected, Benefit Units can be allocated to any of the Subaccounts that are then available.
What Benefits Are Available under the Contract?

Annuity Benefit	When the Contract is annuitized, we promise to pay a stream of Annuity Benefit payments for the duration of the settlement option selected.

Death Benefit	A Death Benefit will be paid under the Contract if you or a joint owner dies before the Annuity Commencement Date and before the Contract is surrendered.
A partial surrender or withdrawal from the Contract may result in the reduction of the Death Benefit that is greater than the amount of the partial surrender or withdrawal.
What Are the Risks Related to the Contract?
The variable investment options to which you allocate Purchase Payments may lose value, which would cause your Account Value to decrease. We may not be able to pay claims related to the annuity, death or guaranteed withdrawal benefits. A penalty tax may be imposed at the time of a withdrawal or a surrender depending on your age and other circumstances.
How Do I Purchase or Cancel a Contract?
You may purchase a Contract only through a registered securities representative. The requirements to purchase a Contract and more information about ownership of a Contract are explained in The Contracts section of this prospectus.

You may cancel a Contract within 20 days after you receive it. The right to cancel may be longer in some states. In many states, you will bear the risk of investment gain or loss on any amounts allocated to the Subaccounts prior to cancellation. The right to cancel may not apply to group Contracts. The right to cancel is described more fully in the Right to Cancel section of this prospectus.
Will Any Charges or Penalties Apply if I Make Withdrawals or Surrender a Contract?
There are no charges imposed on withdrawals from the Contracts or surrenders of the Contracts, except that the annual Contract maintenance fee will be deducted at the time of a surrender. Withdrawal and surrender procedures are described in the Withdrawals and Surrenders section of this prospectus.
A penalty tax may be imposed at the time of a withdrawal or a surrender depending on your age and other circumstances. Tax consequences of a withdrawal or a surrender are described in the Federal Tax Matters section of this prospectus. The right to withdraw or surrender may be restricted under certain tax-qualified retirement plans.
What Other Charges and Deductions Apply to the Contract?
We will charge the fees and charges listed below unless we reduce or waive the fee or charge as discussed in the Charges and Deductions section of this prospectus. The mortality and expense risk charge may never be entirely waived.
•	An annual Contract maintenance fee, which is assessed only against investments in the Subaccounts

•	A transfer fee for certain transfers among investment options

•	An administration charge, which is an expense of the Separate Account and charged against all assets in the Subaccounts

•	A mortality and expense risk charge, which is an expense of the Separate Account and charged against all assets in the Subaccounts

•	Premium taxes, if any
In addition to charges and deductions under the Contracts, the Portfolios incur expenses that are passed through to you. Portfolio expenses for the fiscal year ended December 31, 2009 are described in the prospectuses and statements of additional information for the Portfolios.
How Do I Contact the Company?
Any questions or inquiries should be directed to our Administrative Office, P.O. Box 5423, Cincinnati, Ohio 45201-5423, 1-800-789-6771. Please include the Contract number and your name. You may also contact us through our web site, www.gafri.com.
THE PORTFOLIOS
Overview
The Separate Account currently offers the following Subaccounts, each of which is invested in a Portfolio with its own investment objectives and policies. The current Portfolio prospectuses, which accompany this prospectus, contain additional information concerning the investment objectives and policies of each Portfolio, the investment advisory services and administrative services of each Portfolio and the charges of each Portfolio. There is no assurance that the Portfolios will achieve their stated objectives. The SEC does not supervise the management or the investment practices and/or policies of any of the Portfolios. You should read the Portfolio prospectuses carefully before making any decision concerning the allocation of purchase payments to, or transfers among, the Subaccounts. For a copy of any prospectus of any Portfolio, which contains more complete information about the Portfolio, contact us at our Administrative Office, P.O. Box 5423, Cincinnati, Ohio 45201-4523, call us at 1-800-789-6771, or go to our website at www.gafri.com.
The Company and/or its affiliates may directly or indirectly receive payments from the Portfolios and/or their service providers (investment advisers, administrators and/or distributors) in connection with certain administrative, marketing and other services provided by the Company and/or its affiliates and expenses incurred by the Company and/or its affiliates. The Company and/or its affiliates generally receive three types of payments: Rule 12b-1 fees, support fees and other payments. The Company and its affiliates may use the proceeds from these payments for any corporate purpose, including payment of expense related to promoting, issuing, distributing and administering the Contracts, marketing the underlying Portfolios, and administering the Separate Account. The Company and its affiliates may profit from these payments. More information about these payments is included in the Statement of Additional Information.
Portfolios, Share Classes, Advisors and Portfolio Investment Categories

SHARE
PORTFOLIO	CLASS	ADVISOR	INVESTMENT CATEGORY
American Century Variable Portfolios, Inc.
Large Company Value Fund	Class I	American Century Investment Management	Domestic equity: Large value
Mid Cap Value Fund	Class I	American Century Investment Management	Domestic equity: Mid cap value
Ultra® Fund	Class I	American Century Investment Management	Domestic equity: Large growth
VistaSM Fund	Class I	American Century Investment Management	Domestic equity: Mid cap growth

Calamos® Advisors Trust
Growth and Income Portfolio	n/a	Calamos Advisors	Balanced: Moderate allocation

Davis Variable Account Fund, Inc.
Value Portfolio	n/a	Davis Selected Advisers Sub-Adviser: Davis Selected Advisers-NY	Domestic equity: Large blend

Dreyfus Portfolios
Dreyfus Investment Portfolios MidCap Stock Portfolio	Service	The Dreyfus Corporation	Domestic equity: Mid cap blend
Dreyfus Investment Portfolios Technology Growth Portfolio	Initial	The Dreyfus Corporation	Domestic equity: Technology
The Dreyfus Socially Responsible Growth Fund, Inc.	Institutional	The Dreyfus Corporation	Domestic equity: Large growth
Dreyfus Stock Index Fund, Inc.	Institutional	The Dreyfus Corporation Index Manager: Mellon Capital Management Corporation*	Domestic equity: Large blend
Dreyfus Variable Investment Fund Appreciation Portfolio	Initial	The Dreyfus Corporation	Domestic equity: Large blend
Dreyfus Variable Investment Fund Growth and Income Portfolio	Initial	The Dreyfus Corporation	Domestic equity: Large growth
Dreyfus Variable Investment Fund Money Market Portfolio	N/A	The Dreyfus Corporation	Money market: Money market taxable
Dreyfus Variable Investment Fund Opportunistic Small Cap Portfolio	Initial	The Dreyfus Corporation	Domestic equity: Small blend

Financial Investors Variable Insurance Trust
Ibbotson Balanced ETF Asset Allocation Portfolio	Class II	ALPS Advisers Sub-Advisor: Ibbotson Associates	Balanced: Moderate allocation
Ibbotson Conservative ETF Asset Allocation Portfolio	Class II	ALPS Advisers Sub-Advisor: Ibbotson Associates	Balanced: Conservative allocation
Ibbotson Growth ETF Asset Allocation Portfolio	Class II	ALPS Advisers Sub-Advisor: Ibbotson Associates	Domestic equity: Large blend
Ibbotson Income and Growth ETF Asset Allocation Portfolio	Class II	ALPS Advisers Sub-Advisor: Ibbotson Associates	Balanced: Conservative allocation

Franklin Templeton Variable Insurance Products Trust
Templeton Foreign Securities Fund	Class 2	Templeton Investment Counsel	International equity:
Foreign large value

Invesco Variable Insurance Funds+
Invesco V.I. Capital Development Fund	Series I	Invesco Advisors	Domestic equity: Mid cap growth
Invesco V.I. Core Equity Fund	Series I	Invesco Advisors	Domestic equity: Large blend
Invesco V.I. Financial Services Fund	Series I	Invesco Advisors	Domestic equity: Financial
Invesco V.I. Global Health Fund	Series I	Invesco Advisors	Domestic equity: Health
Invesco V.I. High Yield Fund	Series I	Invesco Advisors	Specialty bond: High yield bond
Invesco V.I. Small Cap Equity Fund	Series I	Invesco Advisors	Domestic equity: Small blend
Invesco Van Kampen U.S. Mid Cap Value Portfolio	Series I	Invesco Advisors	Domestic equity: Mid cap value
Invesco Van Kampen Value Portfolio	Series I	Invesco Advisors	Domestic equity: Large value

Janus Aspen Series
Balanced Portfolio	Institutional	Janus Capital Management	Balanced: Market allocation
Enterprise Portfolio	Institutional	Janus Capital Management	Domestic equity: Mid cap growth
Forty Portfolio	Institutional	Janus Capital Management	Domestic equity: Large growth
Janus Portfolio	Institutional	Janus Capital Management	Domestic equity: Large growth
Overseas Portfolio	Institutional	Janus Capital Management	International equity:
Foreign large growth

Morgan Stanley—The Universal Institutional Funds, Inc.
Mid Cap Growth Portfolio	Class I	Morgan Stanley Investment Management	Domestic equity: Mid cap growth
U.S. Real Estate Portfolio	Class I	Morgan Stanley Investment Management	Specialty stock: Real estate

Oppenheimer Variable Account Funds
Balanced Fund	Service	OppenheimerFunds	Balanced: Moderate allocation
Capital Appreciation Fund	Non-Service	OppenheimerFunds	Domestic equity: Large growth
Main Street Fund®	Non-Service	OppenheimerFunds	Domestic equity: Large blend

SHARE
PORTFOLIO	CLASS	ADVISOR	INVESTMENT CATEGORY
PIMCO Variable Insurance Trust
Real Return Portfolio	Administrative	Pacific Investment Management	General bond:
Inflation-protected bond
Total Return Portfolio	Administrative	Pacific Investment Management	General bond:
Intermediate-term bond

Wilshire Variable Insurance Trust
2015 ETF Fund	n/a	Wilshire Associates	Balanced: Target date 2011-2015
2025 ETF Fund	n/a	Wilshire Associates	Balanced: Target date 2021-2025
2035 ETF Fund	n/a	Wilshire Associates	Balanced: Target date 2031-2035

+	The full legal name of Invesco Variable Insurance Funds is AIM Variable Insurance Funds (Invesco Variable Insurance Funds).

*	An affiliate of The Dreyfus Corporation.
2010 Portfolio Changes — The list above and this prospectus reflects the name changes and transactions described below.
•	On April 19, 2010, the Dreyfus Developing Leaders Portfolio, a series of the Dreyfus Variable Insurance Fund, changed its name to the Dreyfus Opportunistic Small Cap Portfolio.

•	On May 1, 2010, the AIM portfolios changed their brand name to Invesco. For example, AIM V.I. Capital Development Fund became Invesco V.I. Capital Development Fund.

•	On May 1, 2010, The Universal Institutional Funds, Inc. changed its brand name from Van Kampen to Morgan Stanley.

•	On June 1, 2010 or as soon as practical after that date, Van Kampen’s U.S. Mid Cap Value Portfolio and Value Portfolio, which currently are series of The Universal Institutional Funds, Inc., will be merged into AIM Variable Insurance Funds (Invesco Variable Insurance Funds) and change its brand name to Invesco Van Kampen. The list above reflects this anticipated transaction.
Each Ibbotson Portfolio and each Wilshire Portfolio listed in the table above is structured as a “fund of funds”. A “fund of funds” attempts to achieve its investment objective by investing in other investment companies (each, an “Acquired Fund”), which in turn invests directly in securities. Each Ibbotson Portfolio and each Wilshire Portfolio indirectly incurs a proportionate share of the expenses of each Acquired Fund in which it invests. As a result of this fund of funds structure, the Ibbotson Portfolios and the Wilshire Portfolios will likely incur higher expenses than funds that invest directly in securities.
THE FIXED ACCOUNTS
The available fixed investment options are:
•	Fixed Accumulation Account Option

•	Fixed Account Option One-Year Guarantee Period
The Fixed Account options are only available in connection with individual contracts.
Interests in the Fixed Account options are not securities and are not registered with the SEC. The Fixed Account options are part of the Company’s general account. Amounts allocated to the Fixed Account options will receive a stated rate of interest of at least 3% per year. Amounts allocated to the Fixed Account options and interest credited to the Fixed Account options are guaranteed by the Company. Interests in the Subaccounts are securities registered with the SEC. The Owner bears the risk of investment gain or loss on amounts allocated to the Subaccounts.
There are restrictions on allocations to the Fixed Accounts, which are more fully described in the Purchase Payments and Investment Options-Allocations sections of this prospectus. There are also restrictions on transfers to and from the Fixed Accounts, which are described more fully in the Transfers section of this prospectus.
Fixed Accumulation Account
Amounts allocated to the Fixed Accumulation Account generally will receive a stated rate of interest of at least 3% per year. We may from time to time pay a higher current interest rate for the Fixed Accumulation Account.

Fixed Account Options with Guarantee Periods
Amounts allocated to a Fixed Account option with a guarantee period will receive a stated rate of interest for the guarantee period. The stated rate of interest will not change during the applicable guarantee period. The stated rate of interest will be at least the minimum required under the law of the state when and where the Contract is issued, but may be higher.
Example: You allocate $5,000 to the Fixed Account Option One-Year Guarantee Period when the stated rate of interest for the option is 3.5%. The $5,000 you allocated to the option will earn interest at a rate of 3.5% per year, compounded annually, for the next year.
Renewal of Fixed Account Options with Guarantee Periods
At the end of a guarantee period and for 30 days preceding the end of the period, the Owner may elect a new option to replace the option that is then maturing. The Company will notify the Owner of the date on which the amount matures and Fixed Account options available at that time.
The entire amount in the maturing option may be re-allocated to any of the then-current Fixed Account options or Subaccounts. The Owner may not re-allocate to a Fixed Account option with a guarantee period that would extend beyond the annuity commencement date (the “latest date”).
If the Owner does not elect a new option, the entire amount maturing will be re-allocated to the maturing option so long as its guarantee period does not extend beyond the “latest date.” If the guarantee period extends beyond the “latest date,” the entire amount maturing will be re-allocated to the Fixed Account option with the longest available guarantee period that expires before the “latest date” or, failing that, the Fixed Accumulation option.

1998 Version	An amount that was allocated or transferred to any of the then available Fixed Account options with a guarantee period will mature at the end of the period. When an amount matures, you may transfer it as indicated above. No amount may be allocated to a guarantee period option that would extend beyond the Owner’s 85th birthday or 5 years after the effective date of the Contract, if later (the “85/5 restriction”). If you do not transfer the amount, then we will apply it to a new guarantee period under the One-Year Guarantee Period Option. If that guarantee period is not available due to the 85/5 restriction, then the amount will be transferred to the Fixed Accumulation Account.
PURCHASE PAYMENTS AND ALLOCATIONS TO INVESTMENT OPTIONS
Overview
Generally you can make one or more Purchase Payments at any time before the Annuity Commencement Date. We will allocate Purchase Payments to the available Subaccounts and Fixed Account options according to your instructions.
You can control the allocation of investments through transfers or through the following investment programs offered by the Company: dollar cost averaging, portfolio rebalancing, and interest sweep. These programs and telephone, facsimile and Internet transfer procedures are described in the Transfers section of this prospectus. For more information on these programs, see the Automatic Transfer Programs section of this prospectus.
Purchase Payments
Purchase Payments must be received by us at our Variable Administrative Office, P.O. Box 5423, Cincinnati, Ohio 45201-5423. Upon request, we will provide you with a receipt as proof of payment.

Current Restrictions on Purchase Payment Amounts

	Tax Qualified Contract	Non Tax Qualified Contract
Minimum amounts
Minimum initial Purchase Payment	$20,000	$20,000
Minimum additional Purchase Payment	$50	$100
Maximum amounts
Maximum single Purchase Payment	$500,000 or Company approval	$500,000 or Company approval
We reserve the right to increase or decrease the minimum and maximum Purchase Payment amounts, at our discretion and at any time, where permitted by law.
We will apply your initial Purchase Payment to your account using the following rules.
•	If the application form is in Good Order, we will apply the initial Purchase Payment within 2 business days of receipt of the Purchase Payment.

•	If the application form is not in Good Order, we will attempt to get the application form in Good Order within 5 business days. If the application form is not in Good Order at the end of 5 business days, we will inform the applicant of the reason for the delay and that the Purchase Payment will be returned immediately unless he or she specifically agrees that we may keep the Purchase Payment until the application form is in Good Order. Once the application form is in Good Order, we will apply the Purchase Payment within 2 business days.
We will apply each additional Purchase Payment to your account as of the Valuation Date on which we receive the Purchase Payment and any related allocation instructions in Good Order. If any portion of the additional Purchase Payment is allocated to a Subaccount, we will apply it at the next Accumulation Unit Value calculated after we receive the Purchase Payment and related allocation instructions in Good Order.
Allocations to Investment Options
You can allocate Purchase Payments in whole percentages to any of the available Subaccounts or Fixed Account options. Allocation instructions must be made by Written Request.

Subaccount Option	Fixed Account Options
See the Portfolios	The currently available Fixed Account options for individual Contracts are:
section of this prospectus for a list of the currently available Subaccounts.	• Fixed Accumulation Account • Fixed Account One-Year Guarantee Period The Fixed Account options are not available under group Contracts.
Interests in the Subaccounts are securities registered with the SEC. You bear the risk of investment gain or loss on amounts allocated to the Subaccounts.
Current Restrictions on Allocations
The current restrictions on allocations for either tax-qualified or non-tax-qualified Contracts are:

Minimum allocation to any Subaccount	$10

Minimum allocation to Fixed Accumulation Account	$10

Minimum allocation to a Fixed Account option with a guaranteed period	$2,000 No amounts may be allocated to any guarantee period option which would extend beyond the Annuity Commencement Date.

Allocation during right to cancel period	No current restrictions, but the Company reserves the right to require that purchase payment(s) be allocated to the money market Subaccount or to the Fixed Accumulation Account option during the right to cancel period.

We may, in our sole discretion, restrict or prohibit allocations to Subaccounts or Fixed Account options from time to time on a nondiscriminatory basis.
CHARGES AND DEDUCTIONS
Charges and Deductions by the Company
We assess two types of charges and deductions. We assess charges to the Contract, which are reflected in the Account Value of the Contract, but not in Accumulation Unit Values or Benefit Unit Values. These charges are the annual Contract maintenance fee, transfer fees, and premium taxes, where applicable. We also assess charges against the Separate Account. These charges are reflected in the Accumulation Unit Values and Benefit Unit Values. These charges are the administration charge and the mortality and expense risk charge.
Contract Maintenance Fee

Purpose of Fee	To offset expenses incurred in issuing the Contracts and in maintaining the Contracts and the Separate Account.

Amount of Fee	$40.00 per year.

When and How Deducted	Before the Commencement Date, we deduct this fee pro rata from amounts invested in the Subaccounts as of the Valuation Period after each Contract Anniversary that this Contract is in effect. After the Commencement Date, we deduct a portion of the annual fee from each variable dollar payment. We also deduct the full annual fee at the time of a surrender.

Waivers	Before the Commencement Date if the Account Value is at least $40,000 on the date the fee is due (individual Contracts only). After the Commencement Date if the amount applied to a variable dollar benefit is at least $40,000 (individual Contracts only). In our discretion where we incur reduced sales and servicing expenses. After the Commencement Date where required to satisfy state law.
Transfer Fee

Purpose of Fee	To offset costs incurred in administering the Contracts.

Amount of Fee	$25 for each transfer in excess of 12 in any Contract Year. We reserve the right to change the amount of this fee at any time or the number of transfers that can be made without incurring the transfer fee. The maximum amount of the fee that we would impose on a transfer is $30.

When and How Deducted	Before the Commencement Date, we deduct the fee from the amount transferred.

Waivers	Currently, the transfer fee does not apply to transfers associated with the dollar cost averaging, interest sweep and portfolio rebalancing programs. Transfers associated with these programs do not count toward the 12 free transfers permitted in a Contract Year.

Administration Charge

Purpose of Charge	To offset expenses incurred in administering the Contracts and the Separate Account.

Amount of Charge	Daily charge equal to 0.000411% of the daily net asset value for each Subaccount, which corresponds to an annual effective rate of 0.15%.

When and How Deducted	Before the Commencement Date and, if variable dollar payments are to be made, after the Commencement Date, we deduct this charge from amounts invested in the Subaccounts.

Waivers	May be waived or reduced in our discretion where we incur reduced sales and servicing expenses.
Mortality and Expense Risk Charge

Purpose of Charge	As compensation for assuming mortality and expense risks under the Contract.

•   We assume mortality risks because we are obligated under the
Contracts to make Annuity Benefit payments and Death Benefit payments.

•   We assume expense risks because our actual expenses in administering the Contracts and the Separate Account could exceed the amount recovered through the Contract maintenance fees, transfer fees and administration charges.

Amount of Charge	Daily charge equal to 0.003446% of the daily net asset value for each Subaccount, which corresponds to an effective annual rate of 1.25%.

When and How Deducted	Before the Commencement Date and, if variable dollar payments are to be made, after the Commencement Date, we deduct this charge from amounts invested in the Subaccounts.

Waivers	When we expect to incur reduced sales and servicing expenses certain groups that meet higher underwriting or other criteria, we may issue a Contract with a reduced mortality and expense risk charge. These Contracts are referred to as “Enhanced Group version.” The mortality and expense risk charge under an Enhanced Group version is either:

•   a daily charge of 0.002615% of the daily net asset value for each Subaccount, which corresponds to an effective annual rate of 0.95%, or

•   a daily charge of 0.002063% of the daily net asset value for each Subaccount, which corresponds to an effective annual rate of 0.75%.

Premium Taxes
Currently some state governments impose premium taxes on annuity purchase payments. These taxes currently range from zero to 3.5% depending upon the jurisdiction. A federal premium tax has been proposed but not enacted. We will deduct any applicable premium taxes from the Purchase Payments or the Account Value at the time that the tax is imposed.
Expenses Related to Loans
If loans are available under your Contract and you borrow money under the loan provisions of your Contract, we will charge interest on the loan. The maximum interest rate we charge on a loan is 8%. For more information about loans, see the Contract Loans section of the prospectus
Maximum Charges
Except as described below, we will never charge more to a Contract than the fees and charges described below, even if our actual expenses exceed the total fees and charges collected. If the fees and charges that we collect exceed the actual expenses that we incur, the excess will be profit to us and will not be returned to Owners.
We reserve the right to eliminate this waiver at any time. We also reserve the right to charge fees for the automatic transfer programs described in the Transfers section of this prospectus, and/or for the systematic withdrawal program described in the Withdrawals and Surrenders section of this prospectus, if we determine, in our discretion, that such charges are necessary to offset the costs of administering the programs.
Discretionary Waivers of Charges
We will look at the following factors to determine if we will waive a charge, in part or in full, due to reduced sales and servicing expenses: (1) the size and type of the group to which sales are to be made, (2) the total amount of Purchase Payments to be received, and (3) any prior or existing relationship with us. We would expect to incur reduced sales and servicing expenses in connection with Contracts offered to our employees and employees of our subsidiaries and/or affiliates. There may be other circumstances, of which we are not presently aware, that could result in reduced sales and servicing expenses. In no event will we waive a charge where such waiver would be unfairly discriminatory to any person.

Expenses of the Portfolios
In addition to charges and deductions by the Company, each Portfolio incurs management fees and other expenses that are described in the prospectus and statement of additional information for the Portfolio. Portfolio expenses, like Separate Account expenses, are reflected in Accumulation Unit Values and Benefit Unit Values.
TRANSFERS
Transfers
Before the Commencement Date, you may transfer amounts among Subaccounts, between Fixed Account options (where available), and/or between Subaccounts and Fixed Account options (where available).
A transfer is effective on the Valuation Date during which we receive the Written Request for transfer. We will process transfers to a Subaccount at the Accumulation Unit Value calculated after we receive the transfer request in Good Order.
Current Restrictions on Transfers
The current restrictions on transfers are:

Tax-Qualified and Non-Tax-Qualified

Minimum Transfers from

- any Subaccount	$500 or balance of Subaccount, if less than $1,000

- Fixed Account option	$500 or balance of Fixed Account option, if less

Minimum Transfer to

- Fixed Accumulation Account	None

- Fixed Account option with guarantee period	$2,000 — No amounts may be transferred to a guarantee period option which would extend beyond the Annuity Commencement Date.

Maximum Transfers from

- Fixed Accumulation Account	During any contract year, 20% of the Fixed Account option’s value as of the most recent contract anniversary.

- Maturing Fixed Account option with guarantee period	The amount contained in the maturing Fixed Account option with guarantee period.

- Non-Maturing Fixed Account option with guarantee period	During any contract year, 20% of the Fixed Account option’s value as of the most recent contract anniversary without penalty.

General Restrictions on Transfers from Fixed Account options
▪    May not be made prior to first contract anniversary.

▪    Amounts transferred from Fixed Account options to Subaccounts may not be transferred back to Fixed Account options for a period of six months from the date of the original transfer.

General Restrictions on Transfers to Fixed Account option with guarantee period	For Contracts issued after May 1, 2004 in states where the Company has received regulatory approval, amounts may be transferred to the Three-Year Guaranteed Interest Rate Option only during the first contract year.
We may, in our sole discretion, restrict or prohibit any type of transfer or the availability of any Subaccount or Fixed Account option on a nondiscriminatory basis. We may modify our transfer procedures at any time and at our sole discretion.

How to Request a Transfer
Currently, you may make a transfer request by Written Request or any of the following alternate methods:
•	by telephone at 1-800-789-6771

•	by facsimile at 513-768-5115 or

•	over the Internet through our web site at www.gafri.com.
All transfer requests must comply with the terms of the Contract. We accept transfer instructions once each Valuation Period. Once instructions have been accepted, they may not be rescinded; however, new instructions may be given the following Valuation Period.
You may place transfer requests by telephone, by facsimile or over the Internet between 9:30 a.m. and 4:00 p.m. Access to these alternate methods of placing transfer requests, particularly through our web site, may be limited or unavailable during periods of peak demand, system upgrading and maintenance, or for other reasons. We may withdraw the right to make transfers by telephone, facsimile or over the Internet upon 10 days’ written notice to affected Contract Owners.
We will not be liable for complying with transfer instructions that we reasonably believe are genuine, or for any loss, damage, cost or expense in acting on such instructions. In addition, we will not be liable for refusing to comply with transfer instructions that are not in Good Order or that we reasonably believe are not genuine, or for any loss, damage, cost or expense for failing to act on such instructions. You or the person controlling payments will bear the risk of such loss. We will employ reasonable procedures to determine that telephone, facsimile or Internet instructions are genuine. If we do not employ such procedures, we may be liable for losses due to unauthorized or fraudulent instructions. These procedures may include, among others, tape recording telephone instructions or requiring use of a unique password or other identifying information.
Automatic Transfer Programs
Before the Commencement Date, we offer the automatic transfer services described below. To enroll in one of these programs, you will need to complete the appropriate authorization form, which you can obtain from us by calling 1-800-789-6771. There are risks involved in switching between investment options available under the Contract.
Currently, the transfer fee does not apply to dollar cost averaging, portfolio rebalancing, or interest sweep transfers, and transfers under these programs will not count toward the 12 transfers permitted under the Contract without a transfer fee charge.

Minimum Account
Service	Description	Requirements	Limitations/Notes
Dollar Cost Averaging Dollar cost averaging requires regular investments regardless of fluctuating price levels and does not guarantee profits or prevent losses in a declining market. You should consider your financial ability to continue dollar cost averaging transfers through periods of changing price levels.
	Automatic transfers from the money market Subaccount to any other Subaccount(s), or from the Fixed Accumulation Account option (where available) to any Subaccount(s), on a monthly or quarterly basis.	Source of funds must be at least $10,000. Minimum transfer per month is $500. When balance of source of funds falls below $500, entire balance will be allocated according to dollar cost averaging instructions.	Dollar cost averaging transfers may not be made to any of the Fixed Account options. The dollar cost averaging transfers will take place on the last Valuation Date of each calendar month or quarter as requested by the Owner.

Portfolio Rebalancing Portfolio rebalancing does not guarantee profits or prevent losses in a declining market.	Automatically transfer amounts between the Subaccounts and the Fixed Accumulation Account option (where available) to maintain the percentage allocations selected by the Owner.	Minimum Account Value of $10,000.	Transfers will take place on the last Valuation Date of each calendar quarter. Portfolio rebalancing will not be available if the dollar cost averaging program or an interest sweep from the Fixed Accumulation Account option is being utilized.

Minimum Account
Service	Description	Requirements	Limitations/Notes
Interest Sweep	Automatic transfers of the income from any Fixed Account option(s) to any Subaccount(s).	Balance of each Fixed Account option selected must be at least $5,000. Maximum transfer from each Fixed Account option selected is 20% of such Fixed Account option’s value per year. Amounts transferred under the interest sweep program will reduce the 20% maximum transfer amount otherwise allowed.	Interest sweep transfers will take place on the last Valuation Date of each calendar quarter.
Changes in or Termination of Automatic Transfer Programs
You may change any automatic transfer instructions that are in place or may terminate your participation in any of the automatic transfer programs at any time. To change your instructions or to terminate your participation, you must send us a Written Request by U.S. or overnight mail, or by facsimile at 513-768-5115. You must give us at least 30 days’ notice to change any automatic transfer instructions that are already in place or to terminate your participation in an automatic transfer program.
We may terminate, suspend or modify any aspect of the automatic transfer programs described above without prior notice to you, as permitted by applicable law. Any such termination, suspension or modification will not affect automatic transfer programs already in place.
We may also impose an annual fee for participation in an automatic transfer program or increase the current annual fee, as applicable, in such amount(s) as we may then determine to be reasonable. The maximum amount of the annual fee that we would impose for participating in each automatic transfer program is $30.
Transfer Restrictions Related to Active Trading Strategies
Neither the Contracts described in this prospectus nor the underlying Portfolios are designed to support active trading strategies that involve frequent movement between or among Subaccounts (sometimes referred to as “market-timing” or “short-term trading”). Persons who intend to use an active trading strategy should consult a financial advisor and request information on variable annuity contracts that offer underlying Portfolios designed specifically to support active trading strategies.
We have implemented several processes and/or restrictions aimed at eliminating the negative impact of active trading strategies. Transfer restrictions may vary by state.
Appendix B to this prospectus contains more information about these processes and restrictions.
WITHDRAWALS AND SURRENDERS
You can access your Account Value before the Annuity Commencement Date through withdrawals from the Contract, Contract loans (if available), or a surrender of the Contract. Contract loans are described more fully in the next section of this prospectus.
You may take withdrawals from the Contract at any time before the Annuity Commencement Date. Withdrawals must be made by Written Request. The amount of the withdrawal must be at least $500. No withdrawal can be made that would reduce the Account Value of the Contract to less than $500.
A withdrawal will result in the cancellation of Accumulation Units from each of the applicable Subaccounts and/or a reduction in the value of your interest in the applicable Fixed Account options. Unless the Written Request states otherwise, the reduction in each Subaccount and Fixed Account option will be in the same proportion as the reduction in the total Account Value. If you wish to specify the Subaccount(s) and/or Fixed Account option(s) from which you wish to make a withdrawal and the amount of the withdrawal to be taken from each specified Subaccount and/or Fixed Account option, you must include this information in the Written Request.
You may surrender a Contract in full for the Account Value at any time before the Annuity Commencement Date. A full surrender will terminate the Contract. Surrenders must be made by Written Request. The amount available for surrender will be the Account Value at the end of the Valuation Period in which the Written Request for surrender is received by

us. Any fee, charges, loans or applicable premium tax or other taxes not previously deducted will be deducted as part of the calculation of the Account Value.
An amount paid on a withdrawal or surrender may be paid to or for another annuity or tax-qualified account in an exchange, transfer, or rollover to the full extent allowed by federal tax law.
A withdrawal or surrender is effective on the Valuation Date during which we receive the Written Request for withdrawal or surrender in Good Order. A withdrawal or surrender that results in the cancellation of Accumulation Units will be processed at the next Accumulation Unit Value calculated after we receive the Written Request in Good Order.
Restrictions and Charges on Withdrawals and Surrenders

	Tax Qualified Contracts	Non Tax Qualified Contracts
Minimum withdrawal amount	$500	$500

Minimum remaining Account Value after a withdrawal	$500	$500

Amount available for surrender (valued as of end of Valuation Period in which we receive the surrender request)	Account Value subject to tax law or employer plan restrictions on withdrawals	Account Value subject to employer plan restrictions on withdrawals

Contract maintenance fee on full surrender	$40

Tax penalty for early withdrawal	When applicable, 10% of amount distributed before age 59 1/2 (25%for certain SIMPLE IRAs)
Deferral of Payment
We have the right to suspend or delay the date of payment of a withdrawal or surrender from the Subaccounts at certain times. We may do this for any period:
•	when the New York Stock Exchange is closed or when trading on the New York Stock Exchange is restricted;

•	when the SEC determines that an emergency exists as a result of which the disposal of securities in the Separate Account is not reasonably practicable or it is not reasonably practicable to determine fairly the value of the nets assets in the Separate Account; or

•	when the SEC permits a suspension or delay in payment for the protection of security holders.
As permitted under certain state laws, we also reserve the right to delay the processing and payment of a withdrawal or surrender from the Fixed Account. We may delay processing and payment for up to 6 months after we receive your Written Request. If we delay processing and payment, we will comply with applicable state law.
Systematic Withdrawal
Before the Annuity Commencement Date, you may elect to automatically withdraw money from the Contract. The Account Value must be at least $10,000 in order to make a systematic withdrawal election. The minimum monthly amount that can be withdrawn is $100.
You may begin or discontinue systematic withdrawals at any time by Written Request. You must give us at least 30 days’ notice to change any systematic withdrawal instructions that are currently in place. We reserve the right to discontinue offering systematic withdrawals at any time.
Currently, we do not charge a fee for systematic withdrawal services. However, we reserve the right to impose an annual fee in such amount as we may then determine to be reasonable for participation in the systematic withdrawal program. If imposed, the fee will not exceed $30 annually.
Before electing a systematic withdrawal program, you should consult with a financial advisor. Systematic withdrawal is similar to annuitization, but will result in different taxation of payments and potentially a different amount of total payments over the life of the Contract than if annuitization were elected.

CONTRACT LOANS
We may make loans to Owners of certain Tax Qualified Contracts. If loans are available under a Tax Qualified Contract, loan provisions are described in the loan endorsement to the Contract. If loans are available under your Contract and you borrow money under the loan provisions, we will charge interest on the loan. The maximum interest rate we charge is 8%. Any such loans will be secured with an interest in the Contract, and the collateral for the loan will be moved from the Subaccounts you designate to the Fixed Accumulation Account option and earn a fixed rate of interest applicable to loan collateral, which will be at least 3%. Generally, we require the collateral amount to be 110% of the outstanding loan balance. The restrictions that otherwise apply to the Fixed Accumulation Account do not apply to transfers of collateral amounts to the Fixed Accumulation Account or to such amounts no longer required to collateralize the loan.
The difference between the interest rate we charge on a loan and the interest rate we credit to the collateral amount is called the “loan interest spread.”
•	Because the maximum interest rate we charge on a loan is 8% and the minimum interest rate we credit to the collateral amount in the Fixed Accumulation Account is 3%, the maximum loan interest spread is 5%.

•	Because we are currently charging 6% interest on loans and crediting 3% interest on collateral, the current “loan interest spread” is 3%.

•	A plan administrator or employer retirement plan may require us to charge an interest rate on loans that is higher than 8%. In this case, the maximum “loan interest spread” will be higher than 5% and the current “loan interest spread” will be higher than 3%.
Any unpaid interest will be added to the loan. As a result, it will be compounded and be part of the loan.
If loans are available under your Contract and you borrow money under the loan provisions, you will not be able to surrender or annuitize your Contract until all such loans are paid in full. Loans may also limit the amount of money that you can partially surrender from your Contract. If you default in repaying a loan under your Contract, we may pay off the loan by effectively reducing your Account Value by an amount equal to the balance of the loan.
If we receive money from you while a loan is outstanding under your Contract, we will treat the money as a Purchase Payment unless you notify us that the money is a loan payment.
Loan amounts and repayment requirements are subject to provisions of the Internal Revenue Code. A default on a loan will result in a taxable event. You should consult a tax advisor before exercising loan privileges.
A loan, whether or not repaid, will have a permanent effect on the Account Value of a Contract because the collateral cannot be allocated to the Subaccounts or Fixed Account One-Year Guarantee Period option. The longer the loan is outstanding, the greater the effect is likely to be. The effect could be favorable or unfavorable. If the investment results are greater than the interest rate being credited on collateral while the loan is outstanding, the Account Value will not increase as rapidly as it would have increased if no loan were outstanding. If investment results are below that interest rate, the Account Value will be higher than it would have been if no loan had been outstanding.
ANNUITY BENEFIT

✓	Annuity Benefit	The payments that may be made under the Annuity Benefit section of the Contract.

✓	Annuity Benefit Amount	The Account Value, reduced by any fees and charges, loans, and applicable premium tax or other taxes not previously deducted, will be used to provide Annuity Benefit payments under the Contract.

✓	Annuity Commencement Date	The first day of the first payment interval for which an Annuity Benefit payment is to be made.
When the Contract is annuitized, we promise to pay a stream of Annuity Benefit payments for the duration of the settlement option selected. Upon annuitization, the Account Value is no longer available to you. Annuity Benefit payments are based on the Account Value. Annuity Benefit payments may be calculated and paid as variable dollar payments, fixed dollar payments, or a combination of both The stream of payments, whether variable dollar or fixed dollar, is an obligation of our general account. However, we guarantee only the amount of fixed dollar payments. You (or the applicable payee) bear the risk that any variable dollar payment may be less than the initial variable dollar payment or that it may decline to zero, if Benefit Unit Values for that payment decrease sufficiently.
Annuity Commencement Date
The Annuity Commencement Date is set out on the Contract specification page. You may change the Annuity Commencement Date by Written Request. We must receive the Written Request at least 30 days before the date that the Annuity Benefit payments are scheduled to begin.
You should consider the following rules when designating the Annuity Commencement Date.

Tax Qualified Contract	Non Tax Qualified Contract
The Annuity Commencement Date generally must be no later than the Contract Anniversary following your 70th birthday. The Annuity Commencement Date can be later only if we agree.	The Annuity Commencement Date generally must be no later than (1) the Contract Anniversary following the 85th birthday of the elder of you or any joint owner or (2) five years after the effective date of the Contract, whichever is later. The Annuity Commencement Date can be later only if we agree
Form of Annuity Benefit
You may elect to have Annuity Benefit payments made pursuant to any form of settlement option that is currently available. The standard forms of settlement options are described in the Settlement Options section of this prospectus. You may request fixed dollar payments, variable dollar payments, or a combination of both.
You may elect a settlement option or change your election by Written Request. The election or any change in your election must be made before the Annuity Commencement Date. We must receive your Written Request at least 30 days before the Annuity Commencement Date.
If you have not made an election as to the form of settlement option, we will attempt to contact you to ascertain the form of settlement option to be used. If you do not select a settlement option, Annuity Benefit payments will be made annually under the terms of Settlement Option B with a fixed period of 10 years, as described in the Settlement Options section of this prospectus. In addition, the form of the Annuity Benefit payments (fixed dollar payments, variable dollar payments, or a combination of both) will reflect the allocation of your Account Value as of the end of the Valuation Period that precedes the Annuity Commencement Date.

1998 Version	If you do not select a settlement option, Annuity Benefit payments will be fixed dollar payments made monthly under the terms of Settlement Option B for a period of 10 years.
If this Contract is a Tax Qualified Contract, an election of a settlement option is subject to restrictions stated in the tax qualification endorsement. If this Contract is not a tax qualified contract, then an election of a settlement option is subject to the distribution rules set forth in the Contract.
Person Who Receives Annuity Benefit Payments
Annuity Benefit payments generally will be made to the Annuitant as payee. There are 2 exceptions to this general rule.
•	If you are not the Annuitant, you can elect to have the Annuity Benefit payments made to yourself as payee.

•	Annuity Benefit payments may be paid as a transfer or rollover to, or as a tax-free exchange for, an annuity or tax-qualified account as permitted by federal tax law.
Annuity Benefit payments that are still payable after the death of the payee will be made to the applicable contingent payee or, if there is no designated or surviving contingent payee, the estate of the last payee who received payments.
For group contracts, Annuity Benefit payments will be made to the Participant as payee. Any Annuity Benefit amounts remaining payable on his or her death will be paid to the contingent payee designated by the Participant by Written

Request. We may reject the naming of a non-natural payee. The Participant will be the person on whose life any Annuity Benefit payments are based.
DEATH BENEFIT
Death Benefit

✓	Beneficiary	The person entitled to receive any Death Benefit under this Contract. More information about the Beneficiary is included in the Contract section of the prospectus.

✓	Death Benefit	The benefit described in the Death Benefit section of the Contract.

✓	Death Benefit Commencement Date	(1) The first day of the first payment interval for a Death Benefit that is paid as periodic payments or (2) the date of payment for a Death Benefit that is paid as a lump sum.

✓	Death Benefit Valuation Date	The earlier of (1) the date that we have received both Due Proof of Death and a Written Request with instructions as to the form of the Death Benefit and (2) the Death Benefit Commencement Date.

✓	Due Proof of Death	A certified copy of a death certificate or a certified copy of a decree made by a court of competent jurisdiction as to the finding of death. We will also accept other proof that is satisfactory to us.
A Death Benefit will be paid under this Contract if you or a joint owner dies before the Annuity Commencement Date and before the Contract is surrendered.
A Death Benefit will also be paid under the following circumstances.
•	You or a joint owner is a non-natural person and the Annuitant dies before the Annuity Commencement Date and before the Contract is surrendered.

•	The Contract is a Tax Qualified Contract and the Annuitant dies before the Annuity Commencement Date and before the Contract is surrendered.
If your surviving (or civil union partner/domestic partner/same-gender spouse in applicable states) becomes a successor owner of the Contract, no Death Benefit will be paid on your death.
Only one Death Benefit will be paid under the Contract. No Death Benefit will be paid until we receive Due Proof of Death. If a Death Benefit becomes payable, it will be in lieu of all other benefits under the Contract and all other rights under this Contract will be terminated.
A partial surrender or withdrawal from the Contract may result in the reduction of the Death Benefit that is greater than the amount of the partial surrender or withdrawal.
Death Benefit Amount
The amount of the Death Benefit will be based on the greater of (1) the Account Value on the Death Benefit Valuation Date and (2) the total of all Purchase Payments, reduced proportionally for any withdrawals. Any reduction in the Purchase Payments that we make to reflect withdrawals will be made in the same percentage as the percentage reduction in your Account Value on the date of the withdrawal.
Example of Determination of Death Benefit Amount
This example is intended to help you understand how a withdrawal impacts the Death Benefit amount.
Assuming your total Purchase Payments equal $100,000, your Account Value is $90,000, you withdraw $10,000 from the Contract, and you are left with an Account Value of $80,000.

Step One: Calculate the proportional reduction.

1 -	$80,000	Account Value immediately after withdrawal	= 11.1111%	Percentage

	$90,000	Account Value immediately before withdrawal		Reduction

$100,000	Purchase	x 11.1111%	Percentage	= $11,111	Proportional
	Payments		Reduction		Reduction
Step Two: Calculate the reduced Purchase Payment amount.

Purchase Payments	$100,000
Less proportional reduction for withdrawals	- 11,111

Purchase Payments reduced for withdrawals	$88,889
Step Three: Determine the Death Benefit amount.
Immediately after the withdrawal, the reduced Purchase Payments of $88,889 is greater than the Account Value of $80,000, so the Death Benefit amount would be $88,889.

1998 Version	The Death Benefit will be an amount equal to the greater of (1) the Account Value as of the Death Benefit Valuation Date and (2) 100% of the Purchase Payment(s) received by us, less any amounts returned to you.
Example of Determination of Death Benefit Amount (1998 version)
This example is intended to help you understand how a withdrawal impacts the Death Benefit amount.
Assuming your total Purchase Payments equal $100,000, your Account Value is $90,000, you withdraw $10,000 from the Contract, and you are left with an Account Value of $80,000.
Step One: Calculate the reduced Purchase Payment amount.

Purchase Payments	$100,000
Less proportional reduction for withdrawals	- 10,000

Purchase Payments reduced for withdrawals	$90,000
Step Two: Determine the Death Benefit amount.
Immediately after the withdrawal, the reduced Purchase Payments of $90,000 is greater than the Account Value of $80,000, so the Death Benefit amount would be $90,000.
The death benefit amount will be reduced by any applicable premium tax or other taxes not previously deducted and by any outstanding loans.
Death Benefit Commencement Date
The Beneficiary may designate the Death Benefit Commencement Date by Written Request. The Written Request must be made within one year of the death of the applicable person. If no designation is made, then the Death Benefit Commencement Date will be one year after the death.
Allocations and Transfers of Death Benefit Amount
On the Death Benefit Valuation Date, we will allocate the Death Benefit amount among the Subaccounts and the Fixed Account options. This allocation will be made in the same proportion as the value of each option bears to the total Account Value as of the end of the Valuation Period immediately before that date. After this allocation, the amount of the Death Benefit to be paid will be based on the Account Value.
Between the Death Benefit Valuation Date and the Death Benefit Commencement Date, the Beneficiary may transfer funds among the Subaccounts and the Fixed Account options. These transfers are subject to the limitations described in the Transfers section and Appendix B of this prospectus.

Form of Death Benefit
You may elect to have Death Benefit payments made in one lump sum or pursuant to any form of settlement option that is currently available. The standard forms of settlement options are described in the Settlement Options section of this prospectus. You may request fixed dollar payments, variable dollar payments, or a combination of both. There is no additional charge associated with the form of Death Benefit election.
If the beneficiary is an individual and the lump sum payment option is selected, we pay the death benefit by establishing an interest-bearing draft account for the beneficiary in the amount of the death benefit. This account is called the Great American Benefit Choice Account. We send the beneficiary a personalized “checkbook” for this account. The beneficiary may withdraw all or part of the money in this account at any time by writing a draft against the account. The servicing bank will process the draft by drawing funds from our general account.
The Great American Benefit Choice Account earns interest, which is compounded daily and credited monthly. We set the interest rate for this account. We review the rate periodically and we may change it at any time. We may make a profit on the money held in this account.
The Great American Benefit Choice Account is part of our general account. It is not a bank account, and it is not insured by the FDIC, NCUSIF, or any government agency. As part of our general account, it is subject to the claims of our creditors.
In some circumstances when a lump sum payment option is selected, we do not establish a draft account for the beneficiary.
•	If the death benefit is less than $5,000 or the beneficiary is a non-natural person such as a trust, estate or corporation, we pay the death benefit with a single check payable to the beneficiary.

•	If the beneficiary is a resident of Arkansas, Colorado, Florida, Kansas, Maryland, Nevada, North Carolina or North Dakota and he or she requests that the lump sum be paid by check, we pay the death benefit with a single check payable to the beneficiary.
The election must be made before your death. You may change the election at any time before your death. The election or any change in the election must be made by Written Request.
If you do not make any election, the Beneficiary may make that election after your death and before the Death Benefit Commencement Date. A Beneficiary may change the Beneficiary’s own election by Written Request. We must receive the Written Request at least 30 days before the Death Benefit Commencement Date.
If neither you nor the Beneficiary has made an election, Death Benefit payments will be made annually under the terms of Settlement Option A with a fixed period of 4 years, as described in the Settlement Options section of this prospectus. In addition, the form of the Death Benefit payments (fixed dollar payments, variable dollar payments, or a combination of both) will reflect the allocation of your Account Value as of the end of the Valuation Period that precedes the Death Benefit Commencement Date.

1998 Version	If you do not select a settlement option, Death Benefit payments will be fixed dollar payments made monthly under the terms of Settlement Option A for a period of 4 years.
The Beneficiary generally will be the person on whose life any Death Benefit payments under a settlement option will be based. If the Beneficiary is a non-natural person, the Beneficiary may elect to have payments under a life option based on the life of a person to whom the Beneficiary is obligated. This election must be made by Written Request before the Death Benefit Commencement Date.
If this Contract is a Tax-Qualified Contract, an election of a settlement option is subject to restrictions stated in the tax qualification endorsement. If this Contract is not a tax-qualified contract, then an election of a settlement option is subject to the distribution rules set forth in the Contract.
Application of a Death Benefit to a Settlement Option
When a Death Benefit is applied to a settlement option, we promise to pay a stream of benefit payments for the duration of the settlement option selected. Benefit payments are based on the Account Value. Benefit payments may be calculated and paid as variable dollar payments, fixed dollar payments, or a combination of both. The stream of payments, whether variable dollar or fixed dollar, is an obligation of our general account. However, we guarantee only the amount of fixed dollar payments. The Beneficiary (or the applicable payee) bears the risk that any variable dollar payment may be less than the initial variable dollar payment, or that it may decline to zero, if Benefit Unit Values for that payment decrease sufficiently.
Person Who Receives Death Benefit Payments
Death Benefit payments generally will be made to the Beneficiary as payee. There are 2 exceptions to this general rule.
•	If the Beneficiary is a non-natural person, the Beneficiary may elect to have Death Benefit payments made to a payee to whom the Beneficiary is obligated to make corresponding payments. This election must be made by Written Request before the Death Benefit Commencement Date. Otherwise, a Beneficiary that is a non-natural person may only elect to have settlement option payments made under a fixed period payment option.

•	Death Benefit payments may be paid as a transfer or rollover to, or as a tax-free exchange for, an annuity or tax-qualified account as permitted by federal tax law.
Death Benefit payments that are still payable after the death of the payee will be made to the applicable contingent payee or, if there is no designated or surviving contingent payee, the estate of the last payee who received payments.
Step Up in Account Value for Successor Owner
If your (or civil union partner/domestic partner/same-gender spouse in applicable states) becomes the successor owner of the Contract, the Account Value may be increased. There is no additional charge associated with this feature.
•	The Account Value will be increased to equal the amount of the Death Benefit that would have been payable if your (or civil union partner/domestic partner/same-gender spouse in applicable states) had not become the successor owner.

•	If the Death Benefit that would have been payable is equal to the Account Value on the applicable date, the Account Value will not be increased.
If the Account Value is increased under this provision, we will add the amount of the increase to the Fixed Accumulation Account.
Any increase under this provision will occur as of the date that would have been the Death Benefit Valuation Date. The date that would have been the Death Benefit Valuation Date will be the later of (1) the date that we receive Due Proof of Death or (2) the date we receive the successor owner election. This date will never be later than one year after the date of your death.

SETTLEMENT OPTIONS
Settlement Options
We will make periodic payments under the standard forms of settlement options described below. More than one settlement option may be elected if the requirements for each settlement option elected are satisfied.
We will make periodic payments in any other form of settlement option that is acceptable to us at the time of any election. All elected settlement options must comply with pertinent laws and regulations. Once payment begins under a settlement option that is contingent on the life of a specified person or persons, the settlement option may not be changed or commuted (i.e., redeemed at present value). Other settlement options may be commuted on a basis acceptable to you and us at the time of the commutation request.
For life contingent settlement options, the death of the Annuitant may result in only a single payment being made. For fixed period settlement options, the periodic payments will continue for the entire fixed period even if the Annuitant dies during the payment period.

Option	Description
Option A Income for a Fixed Period	We will make periodic payments for a fixed period of 5 to 30 years. (Payment intervals of 1 to 4 years are available for Death Benefit settlement options only.)

Option B Life Annuity with Payments for a Fixed Period	We will make periodic payments for at least a fixed period. If the person on whose life benefit payments are based lives longer than the fixed period, then we will make payments until his or her death.

Option C Joint and One-Half Survivor Annuity	We will make periodic payments until the death of the primary person on whose life benefit payments are based. After the death of the primary person, we will make one-half of the periodic payment until the death of the secondary person on whose life benefit payments are based.
The Annuity 2000 Mortality Table for blended lives (60% female/40% male) with interest at 1% per year, compounded annually, is used to compute all guaranteed settlement option factors, values, and benefits under the Contract.

1998 Version	The 1983 Individual Annuity Mortality Table with interest at 3% per year, compounded annually, is used to compute all guaranteed settlement option factors, values, and benefits under the Contract.
Forms of Benefit Payments Under Settlement Options
Fixed Dollar Payments
Fixed dollar benefit payments are determined by multiplying the amount applied to the fixed dollar benefit (expressed in thousands of dollars and after deduction of any fees and charges, loans, or applicable premium taxes) by the amount of the payment per $1,000 of value which the Company is currently paying for settlement options of that type. Fixed dollar benefit payments will remain level for the duration of the Benefit Payment Period.
The Company guarantees minimum fixed dollar benefit payment factors based on 1983 group annuity mortality tables, for blended lives (60% female/40% male) with interest at 3% per year, compounded annually. The minimum monthly payments per $1,000 of value for the Company’s standard settlement options are set forth in tables in the Contracts. Upon request, the Company will provide information about minimum monthly payments for ages or fixed periods not shown in the settlement option tables.
Variable Dollar Payments
The first variable dollar benefit payment is the amount it would be if it were a fixed dollar benefit payment calculated at the Company’s minimum guaranteed settlement option factors, reduced by a pro rata portion of the certificate maintenance fee, equal to the amount of the fee divided by the number of payments to be made over a 12-month period.
The amount of each subsequent variable dollar benefit payment will reflect the investment performance of the Subaccount(s) selected and may vary from payment to payment. For example, because the first benefit payment includes a 3% rate of interest, subsequent benefit payments will be less than the first payment if the net investment performance of the applicable Subaccount(s) is less than 3%.
The amount of each subsequent payment is the sum of the payment due for each Subaccount selected, less a pro rata portion of the certificate maintenance fee, as described above. The payment due for a Subaccount equals the shares for that Subaccount, which are the Benefit Units, times their value, which is the Benefit Unit Value for that Subaccount as of the end of the fifth Valuation Period preceding the due date of the payment.
The number of Benefit Units for each Subaccount selected is determined by allocating the amount of the first variable dollar benefit payment (before deduction of the pro rata portion of the certificate maintenance fee) among the Subaccount(s) selected in the percentages indicated by the Owner (or Payee). The dollar amount allocated to a Subaccount is divided by the Benefit Unit Value for that Subaccount as of the first day of the Benefit Payment Period. The result is the number of Benefit Units that the Company will pay for that Subaccount at each payment interval. The number of Benefit Units for each Subaccount remains fixed during the Benefit Payment Period, except as a result of any transfers among Subaccounts or as provided under the settlement option elected. An explanation of how Benefit Unit Values are calculated is included in the Definitions section of this prospectus.
Payments under Settlement Options
Payments under any settlement option may be in fixed dollar payments, variable dollar payments, or a combination of both.
Payments under any settlement option may be in monthly, quarterly, semi-annual or annual payment intervals. The first payment will be paid as of the last day of the initial payment interval. If the amount of any regular payment under the form of settlement option elected would be less than $50, an alternative form of settlement option will have to be elected. In our discretion, we may require benefit payments to be made by direct deposit or wire transfer to the account of a designated payee.
If payment under a settlement option depends on whether a specified person is still alive, we may at any time require proof that the person is still living. We will require proof of the age of any person on whose life payments are based. If more than one person is the payee under a settlement option, we will make payments to the payees jointly. No more than 2 persons may be initial payees under Option C.
We may modify minimum amounts, payment intervals and other terms and conditions at any time without prior notice to you. If we change the minimum amounts, we may change any current or future payment amounts and/or payment intervals to conform with the change.
Considerations in Selecting a Settlement Option and Payment Forms
Periodic payments under a settlement option are affected by various factors, including the length of the payment period, the life expectancy of the person on whose life benefit payments are based, the frequency of the payment interval (monthly, quarterly, semi-annual or annual), and the payment form selected (fixed dollar or variable dollar).
•	Generally, the longer the period over which payments are made or the more frequently the payments are made, the lower the amount of each payment because more payments will be made.

•	For life contingent settlement options (Option B and Option C), the longer the life expectancy of the Annuitant or Beneficiary, the lower the amount of each payment because more payments are expected to be paid.

•	Fixed dollar payments will remain level for the duration of the payment period.

•	The actual amount of each variable dollar payment may vary from payment to payment regardless of the duration of the payment period. The actual amount of each variable dollar payment will reflect the investment performance of the Subaccount(s) selected. The assumed daily investment factor, which is based on a net investment rate of 1% per year, compounded annually, (3% per year, compounded annually, for the 1998 version of the Contract) also affects the amount by which variable dollar payments increase or decrease.

THE CONTRACTS
Each Contract is an agreement between you and us. Values, benefits and charges are calculated separately for each Contract. In the case of a group Contract, the agreement is between us and the group owner. An individual participant under a group Contract will receive a certificate of participation, which is evidence of the participant’s interest in the group Contract. A certificate of participation is not a Contract. Values, benefits and charges are calculated separately for each certificate issued under a Contract. The description of Contract provisions in this prospectus applies to the interests of certificate Owners, except where otherwise noted.
Because we are subject to the insurance laws and regulations of all the jurisdictions where we are licensed to operate, the availability of certain Contract rights and provisions in a given state may depend on that state’s approval of the Contracts. Where required by state law or regulation, the Contracts will be modified accordingly. To obtain an explanation of the modifications that we have made to Contracts delivered in the state where you live, contact us at our Administrative Office, P.O. Box 5423, Cincinnati, OH 45201-5423, or call us at 1-800-789-6771.
Right to Cancel
If you are the Owner of an individual Contract, you may cancel it by returning it and giving us written notice of cancellation. You have until midnight of the 20th day following the day you receive the Contract. The Contract must be returned and the required notice must be given to us, or to the agent who sold it to you, in person or by mail. If sent by mail, the return of the Contract or the notice is effective on the date it is postmarked, with the proper address and with postage paid. If you cancel your individual Contract as set forth above, the Contract will be void and we will refund the Purchase Payments plus or minus any investment gains or losses under the Contract as of the end of the Valuation Period during which we receive the returned Contract.
Federal law or the law of the state where you live may vary your cancellation rights.
•	When required by state or federal law, we will refund the Purchase Payments without any investment gain or loss, during all or the applicable part of the right to cancel period.

•	When required by state or federal law, we will refund the Purchase Payments in full, without deducting any fees or charges, during the right to cancel period.

•	When required by state law, the right to cancel period may be longer than 20 days.

•	When required by state law, the right to cancel may apply to group Contracts.
During the right to cancel period, we reserve the right to allocate all Purchase Payments temporarily to the Fixed Accumulation Account or a money market Subaccount, at our discretion. If we exercise this right, we will reallocate your Account Value as of the end of the right to cancel period. When we make this reallocation, we will follow the allocation instructions that you provided with your initial Purchase Payment.
Termination
We reserve the right to terminate any Contract at any time that the Account Value is less than $500. If we terminate the Contract, we will pay you the Account Value less any fees and charges, loans, and applicable premium tax or other taxes not previously deducted.
A group Contract may be terminated on 60 days advance notice, in which case participants will be entitled to continue their interests on a deferred, paid-up basis, subject to our termination right as described above.
Ownership Provisions
Owner
The Owner is the person with authority to exercise all of the ownership rights under a Contract, such as making allocations among investment options, electing a settlement option, and designating the Annuitant, Beneficiary and payee. If you live in a community property state and have a (or civil union partner/domestic partner/same-gender spouse in applicable states) at any time while you own this Contract, the laws of that state may vary your ownership rights.
An Owner must ordinarily be a natural person, or a trust or other legal entity holding a Contract for the benefit of a natural person. If the Owner or a joint owner is a non-natural person, then the age of the eldest Annuitant will be treated as the age of the owner for all purposes under this Contract.

Successor Owner
In some cases, your (or civil union partner/domestic partner/same-gender spouse in applicable states) may succeed to the ownership of the Contract after your death. Specifically, if you die before the Annuity Commencement Date and your (or civil union partner/domestic partner/same-gender spouse in applicable states) is the surviving joint owner or sole surviving Beneficiary under the Contract, he or she will become the successor owner of the Contract if (1) you make that Written Request before your death or (2) after your death, your (or civil union partner/domestic partner/same-gender spouse in applicable states) makes that Written Request within one year of your death and before the Death Benefit Commencement Date. As successor owner, your (or civil union partner/domestic partner/same-gender spouse in applicable states) will then succeed to all rights of ownership under the Contact except the right to name another successor owner.
As required by federal tax law, the Contract contains rules about the rate at which a death benefit must be paid to a beneficiary who is not your spouse. If the successor owner is not you spouse as defined by federal tax law, then after your death the contract values must be distributed in a manner that complies with these rules.
Civil Union Partners, Domestic Partners and Same-Gender Married Couples: The federal Defense of Marriage Act states that none of the following persons are considered married under federal law: civil union partners, domestic partners, or same-gender married couples. Therefore the favorable tax treatment provided by federal tax law to a surviving spouse is NOT available to a surviving civil union partner, a surviving domestic partner, or the surviving spouse of a same-gender marriage. For information about federal tax laws, please consult a tax advisor.

1998 Version	Your (or civil union partner/domestic partner/same-gender spouse in applicable states) may not succeed to the ownership of the Contract after your death unless the Contract was issued with an endorsement that permits your (or civil union partner/domestic partner/same-gender spouse in applicable states) to become the successor owner.
Joint Owners

Tax Qualified Contracts	For an individual Contract, no joint owner is permitted.

Non Tax Qualified Contracts	Two persons may jointly own the Contract. Each joint owner may exercise allocation and transfer rights independently. All other rights of ownership must be exercised by joint action.

A surviving joint owner who is not the (or civil union partner/domestic partner/same-gender spouse in applicable states) of a deceased owner may not become a successor owner, but will be deemed to be the Beneficiary of the Death Benefit that becomes payable on the death of the first owner to die, regardless of any Beneficiary designation.
Transfer of Ownership

Tax Qualified Contracts	You may not transfer, sell or in any way alienate your interest in the Contract except to the limited extent provided in the tax qualification endorsement.

Non Tax Qualified Contracts	You may transfer ownership at any time during your lifetime. A transfer must be made by Written Request. Except as otherwise elected or required by law, a transfer of ownership will not cancel a designation of an Annuitant or Beneficiary or a settlement option election. A transfer of ownership may have adverse tax consequences

Assignment

Tax Qualified Contracts	You may not pledge, charge, encumber, or in any way assign your interest in the Contract.

Non Tax Qualified Contracts	You may assign all or any part of your rights under this Contract except:

• the right to designate or change a Beneficiary

• the right to designate or change an Annuitant

• the right to transfer ownership and

• the right to elect a settlement option.

The person to whom rights are assigned is called an assignee. An assignment must be made by Written Request. We are not responsible for the validity of any assignment. If an assignment is allowed, the rights of an assignee, including the right to any payment under the Contact, come before the right of the Owner, Annuitant, Beneficiary, or other payee. An assignment may be ended only by the assignee or as provided by law.
Annuitant Provisions
The Annuitant is the natural person on whose life Annuity Benefit payments are based.
Annuitant

Tax Qualified Contracts	If this Contract is an individual contract, the Annuitant must be the Owner. If this Contract is a group contract, then the Annuitant is the designated participant in the group plan for whose benefit the Contract was purchased. The designation cannot be changed.

Non Tax Qualified Contracts	The Annuitant is the person or persons designated by you. If you do not designate an Annuitant or if no Annuitant designated by you is surviving, then the Annuitant will be each Owner who is a natural person.

• A designation may name 2 or more natural persons jointly as the Annuitant. On the death of a joint Annuitant, the survivor will become the sole Annuitant.

• A designation may name a contingent Annuitant. A contingent Annuitant will become the Annuitant only if there is no surviving primary Annuitant.

You generally may make or change a designation of Annuitant at any time before the Annuity Commencement Date. A designation of annuitant must be made by Written Request.

The designation of Annuitant may not be made or changed if the Owner or a joint owner is a trustee or a non-natural person. Except as otherwise elected or as required by law, a change of Annuitant will not cancel a designation of a Beneficiary or a settlement option election.
Beneficiary Provisions
The Beneficiary is the person entitled to receive any Death Benefit under this Contract.
If there is a joint owner and that joint owner survives you, then that joint owner is the Beneficiary regardless of any designation of Beneficiary made by you. If there is no joint owner who survives you, than the Beneficiary is the person or persons that you designate. If there is no joint Owner or Beneficiary designated by you who survives you, then your estate will be the Beneficiary.
If a Beneficiary dies within 30 days after your death, we will assume that he or she did not survive you for purposes of this Contract.
You may designate 2 or more persons jointly as the Beneficiary. Unless you state otherwise, joint Beneficiaries who survive you will be entitled to equal shares. You may also designate one or more persons as contingent Beneficiary. Unless you state otherwise, a contingent Beneficiary will be entitled to a benefit only if there is no primary Beneficiary who survives you.

Unless you have specified that a prior designation of Beneficiary is irrevocable, you may make or change a designation of Beneficiary at any time before the Annuity Commencement Date. A designation of Beneficiary must be made by Written Request. Except as otherwise elected or as required by law, a change of Beneficiary will not cancel a designation of an Annuitant or a settlement option election.
The Beneficiary will be the measuring life for life contingent Death Benefit payments (Option C).
Payees under the Contract
A payee is a person to whom benefits are paid under this Contract.
Payees

Tax Qualified Contracts	You are the Annuitant under the Contract and, as the Annuitant, you are the payee of the Annuity Benefit.

Non Tax Qualified Contracts	The Beneficiary is the payee of the Death Benefit. The Annuitant under the Contract is the payee of the Annuity Benefit. If you are not the Annuitant, you can elect to have the Annuity Benefit Payments made to you as payee.

The Beneficiary is the payee of the Death Benefit.
Designation of Other Payees

Annuity Benefits	You may designate a contingent payee to receive Annuity Benefit payments that are still payable after the death of the payee.

If there is no such payee or contingent payee surviving, then we will make such payments to the person or person designated as contingent payee by the last payee who received payments.

Failing that, we will make such payments to the estate of the last payee who received payments.

Unless you have specified that a prior designation is irrevocable, you may change the payee or contingent payee at any time.

Death Benefits	You may designate a contingent payee to receive Death Benefit payments that are still payable after the death of the Beneficiary.

If there is no such payee or contingent payee surviving, then we will make such payments to the person or person designated as contingent payee by the Beneficiary.

Failing that, we will make such payments to the estate of the last payee who received payments.

A Beneficiary may not change a contingent payee designation made by you. A Beneficiary may make or change any other payee or contingent designation at any time.
A designation or change of payee or contingent payee must be made by Written Request. In any event, the Annuitant will be the person on whose life Annuity Benefits payments are based and the Beneficiary will be the person on whose life Death Benefit payments under a settlement option will be based. No change of payee or contingent payee at any time will change this.
Irrevocable naming of a Payee other than the Owner can have adverse tax consequences.
ANNUITY INVESTORS LIFE INSURANCE COMPANY®
The Company is a stock life insurance company incorporated under the laws of the State of Ohio in 1981. The Company is principally engaged in the sale of variable and fixed annuity policies. The administrative office of the Company is located at 525 Vine Street, Cincinnati, Ohio 45202.
The obligations under the Contracts are obligations of the Company. The fixed benefits under this Contract are provided through the Fixed Account. The Fixed Account is part of our general account and its values are not dependent on the investment performance of the Subaccounts that make up the Separate Account. The variable benefits under this Contract are provided through the Separate Account, which is described below.
The Company’s general account assets are used to guarantee the payment of applicable annuity and death benefits under the Contracts. As a result, Contract owners must rely on the financial strength of the Company for any benefit payments under the Contract. To the extent that we are required to pay benefit amounts in excess of the applicable Contract values, such amounts will come from the Company’s general account assets. You should be aware that the Company’s general account is exposed to the risks normally associated with a portfolio of fixed-income securities, including interest rate risk, liquidity risk and credit risk. The Company’s financial statements in the Statement of Additional Information include a further discussion of investments held by the Company’s general account. In addition, the Company’s general account is subject to the claims of its creditors.
The Company and Great American Advisors® , Inc., the principal underwriter of the Contracts, are involved in various kinds of routine litigation that, in management’s judgment, are not of material importance to their assets or the Separate Account. There are no pending legal proceedings against the Separate Account.
THE SEPARATE ACCOUNT
General
We established the Separate Account on December 19, 1996, as an insurance company separate account under the laws of the State of Ohio pursuant to resolution of our Board of Directors. The Separate Account is registered with the SEC as a unit investment trust. It is divided into Subaccounts that invest in corresponding Portfolios. Interests in the Subaccounts are securities registered with the SEC. However, the SEC does not supervise the management or investment practices or policies of the Separate Account.
The assets of the Separate Account will be held for the exclusive benefit of Owners of, and the persons entitled to payment under, the Contracts offered by this prospectus and all other contracts issued by the Separate Account. The assets of the Separate Account are owned by the Company, but they are held separately from the other assets of the Company. Under Ohio law, the assets of a separate account are not chargeable with liabilities incurred in any other business operation of the Company. Income, gains and losses incurred on the assets in the Separate Account, whether realized or not, are credited to or charged against the Separate Account, without regard to other income, gains or losses of the Company. Therefore, the performance of the Separate Account is entirely independent of the investment performance of our general account assets or any other separate account maintained by us.
We may operate the Separate Account as a management company or any other form permitted by law. We may de-register the Separate Account in the event such registration is no longer required. We may combine the Separate Account with one or more separate accounts. We would only take these actions if we deemed them to be in the best interest of persons having voting right under the Contracts.
Additions, Deletions or Substitutions of Portfolios
New Subaccounts may be established when, in our sole discretion, marketing, tax, investment or other conditions warrant. Any new Subaccounts will be made available to existing Owners on a basis to be determined by us and that is not discriminatory. We do not guarantee that any of the Subaccounts or any of the Portfolios will always be available for allocation of Purchase Payments or variable dollar payments or for transfers. We may substitute the shares of a different portfolio or a different class of shares for shares held in a Portfolio.
In the event of any addition, merger, combination or substitution, we may make such changes in the Contract as may be necessary or appropriate to reflect such event. Additions, mergers, combinations or substitutions may be due to an investment decision by us, or due to an event not within our control, such as liquidation of a Portfolio or an irreconcilable conflict of interest between the Separate Account and another insurance company that offers the Portfolio. We will obtain approval of additions, mergers, combinations or substitution from the SEC to the extent required by the 1940 Act, or other applicable law. We will also notify you before we make a substitution.

VOTING OF PORTFOLIO SHARES
To the extent required by law, we will vote all Portfolio shares held in the Separate Account at regular and special shareholder meetings of the respective Portfolios. The Portfolios are not required to hold annual or other regular meetings of shareholders.
Before the Commencement Date, we will vote Portfolio shares according to instructions of Owners, unless we are permitted to vote shares in our own right. We will solicit voting instructions in accordance with procedures established by the respective Portfolios. Each person or entity having a voting interest in a Subaccount will receive proxy material, reports and other material relating to the appropriate Portfolio.
We will calculate the number of votes for which you may provide voting instructions separately for each Subaccount. We will determine the number by applying your percentage interest, if any, in a particular Subaccount to the total number of votes attributable to that Subaccount. We will determine your percentage interest and the total number of votes as of the record date established by that Portfolio for voting purposes.
We will also vote or abstain from voting shares for which we receive no timely instructions and shares we hold as to which Owners have no beneficial interest (including shares held by us as reserves for benefit payments*). We will vote or abstain from voting such shares in proportion to the voting instructions we receive from Owners of all Contracts participating in the Subaccount. Because we will use this proportional method of voting, a small number of Owners may determine the manner in which we will vote Portfolio shares for which we solicit voting instructions but receive no timely instructions.
•	Neither the Owner nor payee has any interest in the Separate Account after the Commencement Date. Benefit Units are merely a measure of the amount of the benefit payments we are obligated to pay on each payment date.
DISTRIBUTION OF VARIABLE ANNUITY CONTRACTS
Great American Advisors®, Inc. (“GAA”) is the principal underwriter of the contracts. Its business address is 525 Vine Street, Cincinnati, Ohio 45202. GAA is an indirect wholly-owned subsidiary of American Financial Group, Inc. and, as a result, an affiliate of the Company.
The Contracts are sold by insurance agents who are also registered representatives of (1) GAA or (2) other broker-dealers that have entered into selling agreements with GAA. GAA and the other broker-dealers are registered under the Securities Exchange Act of 1934, and are members of the National Association of Securities Dealers, Inc. All registered representatives who sell the Contracts are appointed by the Company as insurance agents and are authorized under applicable state insurance regulations to sell variable annuity contracts.
The Company pays commissions to GAA for promotion and sale of the contracts. GAA retains the commissions for sales made through its registered representatives, or pays the commissions to other broker-dealers for sales made through their registered representatives. GAA and the other broker-dealers pay their registered representatives from their own funds. Commissions paid by us are calculated as a percentage of the purchase payments received for a contract. The maximum percentage is 8.5% of the purchase payments received from a contract. Commissions paid by us may also be calculated as a percentage of the contract value (sometimes called a trail commission). Trail commissions are not expected to exceed 1% of the contract value on an annual basis.
Commissions paid on the Contracts and payments for other services are not charged directly to you or your Account Value, but are charged indirectly through fees and charges imposed under the Contracts. If these fees and charges are not sufficient to cover the commissions and other payments, any deficiency will be made up from our general assets.
The Statement of Additional Information includes more information about the compensation we pay to GAA and additional compensation that GAA pays to select selling firms.

FEDERAL TAX MATTERS
This section provides a general description of federal income tax considerations relating to the Contracts. The purchase, holding and transfer of a Contract may have federal estate and gift tax consequences in addition to income tax consequences. Estate and gift taxation is not discussed in this prospectus or in the Statement of Additional Information. State taxation will vary depending on the state in which you reside, and is not discussed in this prospectus or in the Statement of Additional Information.
The tax information provided in the prospectus is not intended or written to be used as legal or tax advice. It is written solely to provide general information related to the sale and holding of the Contracts. A taxpayer cannot use it for the purpose of avoiding penalties that may be imposed under the tax laws. You should seek advice on legal or tax questions based on your particular circumstances from an independent attorney or tax advisor who is not affiliated with the Company.
Tax Deferral on Annuities
Internal Revenue Code (“IRC”) Section 72 governs taxation of annuities in general. The income earned on a Contract is generally not included in income until it is withdrawn from the Contract. In other words, a Contract is a tax-deferred investment. The Contracts must meet certain requirements in order to qualify for tax-deferred treatment under IRC Section 72. These requirements are discussed in the Statement of Additional Information. In addition, tax deferral is not available for a Contract when an Owner is not a natural person unless the Contract is part of a tax-qualified retirement plan or the Owner is a mere agent for a natural person. For a nonqualified deferred compensation plan, this rule means that the employer as Owner of the Contract will generally be taxed currently on any increase in the Account Value, although the plan itself may provide a tax deferral to the participating employee. For a group nonqualified Contract where the Owner has no rights over the separate interests, this rule is applied to each participant who is not a natural person.
Tax-Qualified Retirement Plans
Annuities may also qualify for tax-deferred treatment, or serve as a funding vehicle, under tax-qualified retirement plans that are governed by other IRC provisions. These provisions include IRC Sections 401 (pension and profit sharing plans), 403(b) (tax-sheltered annuities), 408 and 408A (individual retirement annuities), and 457(g) (governmental deferred compensation plans). Tax-deferral is generally also available under these tax-qualified retirement plans through the use of a trust or custodial account without the use of an annuity.
The tax law rules governing tax-qualified retirement plans and the treatment of amounts held and distributed under such plans are complex. If the Contract is to be used in connection with a tax-qualified retirement plan, including an individual retirement annuity (“IRA”) under a Simplified Employee Pension (SEP) Plan, you should seek competent legal and tax advice regarding the suitability of the Contract for the situation involved and the requirements governing the distribution of benefits.
Contributions to a tax-qualified Contract are typically made with pre-tax dollars, while contributions to other Contracts are typically made from after-tax dollars, though there are exceptions in either case. Tax-qualified Contracts may also be subject to restrictions on withdrawals that do not apply to other Contracts. These restrictions may be imposed to meet the requirements of the IRC or of an employer plan. Following is a brief description of the types of tax-qualified retirement plans for which the Contracts are available.
Individual Retirement Annuities
IRC Sections 219 and 408 permit certain individuals or their employers to contribute to an individual retirement arrangement known as an “Individual Retirement Annuity” or “IRA”. Under applicable limitations, an individual may claim a tax deduction for certain contributions to an IRA. Contributions made to an IRA for an employee under a Simplified Employee Pension (SEP) Plan or Savings Incentive Match Plan for Employees (SIMPLE) established by an employer are not includable in the gross income of the employee until distributed from the IRA. Distributions from an IRA are taxable to the extent that they represent contributions for which a tax deduction was claimed, contributions made under a SEP plan or SIMPLE, or income earned on the Contract.

Roth IRAs
IRC Section 408A permits certain individuals to contribute to a Roth IRA. Contributions to a Roth IRA are not tax deductible. Tax-free distributions of contributions may be made at any time. Distributions of earnings are tax-free following the five-year period beginning with the first year for which a Roth IRA contribution was made if the Owner has attained age 59 1/2, become disabled, or died, or for qualified first-time homebuyer expenses.
Tax-Sheltered Annuities
IRC 403(b) of the Code permits public schools and charitable, religious, educational, and scientific organizations described in IRC Section 501(c)(3) to establish “tax-sheltered annuity” or “TSA” plans for their employees. TSA contributions and Contract earnings are generally not included in the gross income of the employee until distributed from the TSA. Amounts attributable to contributions made under a salary reduction agreement cannot be distributed until the employee attains age 59 1/2, severs employment, becomes disabled, incurs a hardship, is eligible for a qualified reservist distribution, or dies. The IRC and the plan may impose additional restrictions on distributions.
Pension, Profit—Sharing, and 401(k) Plans
IRC Section 401 permits employers to establish various types of retirement plans for employees, and permits self-employed individuals to establish such plans for themselves and their employees. These plans may use annuity contracts to fund plan benefits. Generally, contributions are deductible to the employer in the year made, and contributions and earnings are generally not included in the gross income of the employee until distributed from the plan. The IRC and the plan may impose restrictions on distributions. Purchasers of a Contract for use with such plans should seek competent advice regarding the suitability of the Contract under the particular plan.
Roth TSAs and Roth 401(k)s
IRC Section 402A permits TSA plans and 401(k) plans to allow participating employees to designate some part or all of their future elective contributions as Roth contributions. Roth contributions to a TSA or 401(k) plan are included in the employee’s taxable income as earned. Distributions are considered to come proportionally from contributions and earnings. Distributions attributable to contributions are tax-free. Distributions attributable to earnings are tax-free following the five-year period beginning with the first year for which Roth contributions are made to the plan if the employee has attained age 59 1/2, become disabled, or died. Amounts attributable to Roth TSA and Roth 401(k) contributions are subject to the same distribution restrictions that apply to other amounts attributable to TSA or 401(k) contributions made under a salary reduction agreement. The plan may impose additional restrictions on distributions.
Governmental Deferred Compensation Plans
State and local government employers may purchase annuity contracts to fund eligible deferred compensation plans for their employees as described in IRC Section 457(b). Contributions and earnings are generally not included in the gross income of the employee until the employee receives distributions from the plan. Amounts cannot be distributed until the employee attains age 70 1/2, severs employment, becomes disabled, incurs an unforeseeable emergency, or dies. The plan may impose additional restrictions on distributions.
Nonqualified Deferred Compensation Plans
Employers may invest in annuity contracts in connection with unfunded deferred compensation plans for their employees. Such plans may include eligible deferred compensation plans of non-governmental tax-exempt employers described in IRC Section 457(b); deferred compensation plans of both governmental and nongovernmental tax-exempt employers that are taxed under IRC Section 457(f) and subject to Section 409A; and nonqualified deferred compensation plans of for-profit employers subject to Section 409A. In most cases, these plans are designed so that amounts credited under the plan will not be includable in the employees’ gross income until paid under the plan. In these situations, the annuity contracts are not plan assets and are subject to the claims of the employer’s general creditors. Whether or not made from the Contract, benefits payments are subject to restrictions imposed by the IRC and the plan.

Summary of Income Tax Rules
The following chart summarizes the basic income tax rules governing tax-qualified retirement plans, nonqualified deferred compensation plans, and other Contracts.

Nonqualified Deferred
	Tax-Qualified Contracts and Plans	Compensation Plans	Other Annuity Contracts
Plan Types	▪ IRC §401 (Pension, Profit—Sharing, 401(k))	▪ IRC §409A	IRC §72 only
	▪ IRC §403(b) (Tax-Sheltered Annuity)	▪ IRC §457 (Nongovernmental §457)
▪ IRC §408 (IRA, SEP, SIMPLE IRA)
▪ IRC §408A (Roth IRA)
▪ IRC §402A (Roth TSA or Roth 401(k))
▪ IRC §457 (Governmental §457)

Who May Purchase a Contract	Eligible employee, employer, or employer plan.	Employer on behalf of eligible employee. Employer generally loses tax-deferred status of Contract itself.	Anyone. Non-natural person will generally lose tax-deferred status.

Distribution Restrictions	Distributions from Contract or plan may be restricted to meet requirements of the Internal Revenue Code and/or terms of the retirement plan.		None.

Taxation of Surrenders and Lump Sum Death Benefit	Generally, 100% of distributions must be included in taxable income. However, the portion that represents an after-tax contributions or other “investment in the contract” is not taxable. Distributions from Roth IRA are deemed to come first from after-tax contributions. Distributions from other Contracts are generally deemed to come from investment in the contract on a pro-rata basis. Distributions from §408A Roth IRA or §402A Roth TSA or Roth 401(k) are completely tax free if certain requirements are met.		Generally, distributions must be included in taxable income until all earnings are paid out. Thereafter, distributions are tax-free return of the “investment in the contract”.

However, distributions are tax-free until any contributions from before August 14, 1982 are returned.

Taxation of Annuitization Payments (annuity benefit or death benefit)	For fixed dollar benefit payments, a percentage of each payment is tax free equal to the ratio of after-tax “investment in the contract” (if any) to the total expected payments, and the balance is included in taxable income. For variable dollar benefit payments, a specific dollar amount of each payment is tax free, as predetermined by a pro rata formula, rather than a percentage of each payment. In either case, once the after-tax “investment in the contract” has been recovered, the full amount of each benefit payment is included in taxable income. Distributions from a Roth IRA, Roth TSA, or Roth 401(k) are completely tax free if certain requirements are met.

Possible Penalty Taxes for Distributions Before Age 59 1/2	Taxable portion of payments made before age 59 1/2 may be subject to 10% penalty tax (or 25% for a SIMPLE IRA during the first two years of participation). Penalty taxes do not apply to payments after the participant’s death, or to §457 plans. Other exceptions may apply.	No penalty taxes.	Taxable portion of payments made before age 59 1/2 may be subject to a 10% penalty tax. Penalty taxes do not apply to payments after the Owner’s death. Other exceptions may apply.

Assignment/ Transfer of Contract	Assignment and transfer of Ownership generally not permitted.		Generally, deferred earnings taxable to transferor on transfer or assignment. Gift tax consequences are not discussed herein.

Federal Income Tax Withholding	Eligible rollover distributions from §401, §403(b), and governmental §457(b) plan Contracts are subject to 20% mandatory withholding on taxable portion unless direct rollover. For other payments, Payee may generally elect to have taxes withheld or not.	Generally subject to wage withholding.	Generally, Payee may elect to have taxes withheld or not.

Required Minimum Distributions
The Contracts are subject to the required minimum distribution (“RMD”) rules of federal tax law. These rules vary based on the tax qualification of the Contract or the plan under which it is issued.
For a tax-qualified Contract other than a Roth IRA, required minimum distributions must generally begin by April 1 following attainment of age 70 1/2. However, for a Tax-Sheltered Annuity Plan, Pension, Profit-Sharing, or 401(k) Plan, or Governmental Deferred Compensation Plan of an employer, a participant who is not a 5% owner of the employer may delay required minimum distributions until April 1 following the year in which the participant retires from that employer. The required minimum distributions during life are calculated based on standard life expectancy tables adopted under federal tax law. For a Roth IRA or Contract that is not tax-qualified, there are no required minimum distributions during life.
All Contracts are generally subject to required minimum distributions after death. Generally, if payments have begun under a settlement option during life or if under a tax-qualified Contract the required beginning date for distributions had been reached, then after death any remaining payments must be made at least as rapidly as those made or required before death. Otherwise, the death benefit must be paid out in full within five years after death, or must be paid out in substantially equal payments beginning within one year of death over a period not exceeding the beneficiary’s life expectancy. For a traditional IRA, a Roth IRA, or a Contract that is not tax-qualified, a beneficiary who is a surviving spouse (as defined by federal tax law) may elect out of these requirements, and apply the required minimum distribution rules as if the Contract were his or her own.
DELIVERY OF DOCUMENTS TO CONTRACT OWNERS
Reports and Confirmations
At least once each Contract Year, we will mail reports of the Contract’s Account Value and any other information required by law to you. We will not send these reports after the Commencement Date or a full surrender of the Contract, whichever is first. We will confirm receipt of any Purchase Payments made after the initial Purchase Payment in quarterly statements of account activity.
Householding
If you and other Owners at a shared address consented to receive only one copy of each prospectus, annual report, or other required document per household (“householding”), you may revoke your consent at any time. Please contact us at 1-800-789-6771 or www.gafri.com if you wish to receive separate documents. If you are currently receiving multiple copies of required documents, you may contact us at 1-800-789-6771 or www.gafri.com for additional information about householding.
Electronic Delivery of Required Documents
If you wish to receive prospectuses, SAIs, annual reports, and other required documents only in electronic form, you must give your consent to electronic delivery. You may revoke this consent at any time. Please contact us at 1-800-789-6771 or www.gafri.com for additional information about electronic delivery of documents.
THE REGISTRATION STATEMENT
We filed a Registration Statement with the SEC under the Securities Act of 1933 relating to the Contracts offered by this prospectus. This prospectus was filed as a part of the Registration Statement, but it does not constitute the complete Registration Statement. The Registration Statement contains further information relating to the Company and the Contracts. The Registration Statement and the exhibits thereto may be inspected and copied at the office of the SEC, located at 100 F Street, N.E., Washington, D.C., and may also be accessed at the SEC’s web site www.sec.gov. The registration number for the Contracts is 333-51955.
Statements in this prospectus discussing the content of the Contracts and other legal instruments are summaries. The actual documents are filed as exhibits to the Registration Statement. For a complete statement of the terms of the Contracts or any other legal document, refer to the appropriate exhibit to the Registration Statement.

STATEMENT OF ADDITIONAL INFORMATION
A Statement of Additional Information containing more details concerning the subjects discussed in this prospectus is available. The following is the table of contents for the Statement of Additional Information:
Annuity Investors Life Insurance Company
General Information and History
State Regulations
Portfolios
General Information
Revenue We Receive from the Portfolios and/or Their Service Providers
Services
Safekeeping of Separate Account Assets
Records and Reports
Experts
Distribution of the Contracts
Compensation Paid to GAA
Additional Compensation Paid to Selected Selling Firms
Performance Information
Standardized Total Return—Average Annual Total Return
Adjusted Historical Total Return
Non-Standardized Total Return—Cumulative Total Return
Standardized Yield for the Money Market Subaccount
Benefit Unit Transfer Formulas
Glossary of Financial Terms
Federal Tax Matters
Taxation of Separate Account Income
Tax Deferral on Non-Tax-Qualified Contracts
Financial Statements
Copies of the Statement of Additional Information dated May 1, 2010 are available without charge.
•	To request a copy, please clip this coupon on the dotted line below, enter your name and address in the spaces provided, and mail to: Annuity Investors Life Insurance Company, P.O. Box 5423, Cincinnati, Ohio 45201-5423.
•	You may also call us at 1-800-789-6771, or visit us at our web site www.gafri.com to request a copy.
Annuity Investors Variable Account B
Request for Statement of Additional Information

Name:

Address:

City:	State:	Zip:

APPENDIX A: CONDENSED FINANCIAL INFORMATION

					Number of
					Enhanced
			Number of		Group (0.90%
		Enhanced Group	Enhanced Group	Enhanced Group	Total Separate
	Number of	(1.10% Total	(1.10% Total	(0.90% Total	Account
	Standard	Separate Account	Separate Account	Separate Account	Expenses)
Standard	Accumulation	Expenses)	Expenses)	Expenses)	Accumulation
Accumulation	Units	Accumulation	Accumulation Units	Accumulation	Units
Unit Value	Outstanding	Unit Value	Outstanding	Unit Value	Outstanding	Year
American Century VP Large Company Value Fund-Class I Shares (Inception Date 12/1/2004)
8.901355	251,200.267	9.040175	408.687	9.133548	0.000	12/31/09
7.520419	292,792.476	7.614507	586.278	7.677635	0.000	12/31/08
12.161971	382,937.244	12.276538	562.471	12.353222	0.000	12/31/07
12.494572	420,902.275	12.573776	280.955	12.626654	0.000	12/31/06
10.560864	99,384.541	10.595660	82.915	10.618830	0.000	12/31/05
10.216542	36,701.792	10.219180	0.000	10.220930	0.000	12/31/04
American Century VP Mid Cap Value Fund-Class I Shares (Inception Date 12/1/2004)
12.261657	554,495.560	12.452868	1,805.921	12.581419	0.000	12/31/09
9.570065	643,576.702	9.689796	2,128.521	9.770091	0.000	12/31/08
12.830516	824,409.192	12.951404	1,978.442	13.032269	0.000	12/31/07
13.320957	911,824.088	13.405406	2,031.092	13.461747	0.000	12/31/06
11.229852	114,376.075	11.266849	132.931	11.291465	0.000	12/31/05
10.395465	24,970.228	10.398152	0.000	10.399928	0.000	12/31/04
American Century VP Ultra® Fund-Class I Shares (Inception Date 12/1/2004)
9.109140	465,662.402	9.251218	7,296.322	9.346746	0.000	12/31/09
6.869832	518,640.998	6.955803	7,329.338	7.013465	0.000	12/31/08
11.906808	575,813.493	12.019004	7,031.090	12.094070	0.000	12/31/07
9.979396	707,542.380	10.042693	8,378.330	10.084934	0.000	12/31/06
10.463493	32,615.015	10.497965	0.000	10.520913	0.000	12/31/05
10.386756	598.086	10.389435	0.000	10.391213	0.000	12/31/04
American Century VP VistaSM Fund-Class I Shares (Inception Date 12/1/2004)
10.046098	743,185.410	10.202788	5,530.674	10.308131	0.000	12/31/09
8.319404	826,352.105	8.423513	8,326.352	8.493327	0.000	12/31/08
16.424171	915,985.190	16.578885	8,152.670	16.682385	0.000	12/31/07
11.918299	976,806.445	11.993889	11,321.554	12.044325	0.000	12/31/06
11.088360	79,780.294	11.124884	0.000	11.149189	0.000	12/31/05
10.399373	4,938.285	10.402055	0.000	10.403835	0.000	12/31/04
Calamos Growth and Income Portfolio (Inception Date 5/1/2007)
9.633554	118,358.600	9.712245	339.368	9.764828	0.000	12/31/09
7.007788	111,399.974	7.043597	429.616	7.067460	0.000	12/31/08
10.412111	51,983.045	10.433387	230.905	10.447519	0.000	12/31/07
Davis Value Portfolio (Inception Date 5/1/2007)
7.559947	190,658.865	7.621755	2,583.968	7.663033	0.000	12/31/09
5.845926	154,220.486	5.875823	945.382	5.895744	0.000	12/31/08
9.935864	36,509.854	9.956171	13.838	9.969667	0.000	12/31/07
Dreyfus IP MidCap Stock Portfolio-Service Shares (Inception Date 5/1/2007)
7.284643	6,059.237	7.344183	0.000	7.383992	0.000	12/31/09
5.459428	6,054.670	5.487338	0.000	5.505956	0.000	12/31/08
9.297957	1,976.759	9.316963	0.000	9.329598	0.000	12/31/07
Dreyfus IP Technology Growth Portfolios-Initial Shares (Inception Date 12/1/2004)
10.895130	997,390.377	11.065036	4,874.101	11.179274	0.000	12/31/09
7.008211	1,051,298.784	7.095896	4,912.351	7.154718	0.000	12/31/08
12.085181	1,154,532.874	12.199017	4,614.070	12.275209	0.000	12/31/07
10.684409	1,309,668.746	10.752145	7,254.620	10.797370	0.000	12/31/06
10.388053	32,100.558	10.422269	0.000	10.445063	0.000	12/31/05
10.151024	198.889	10.153642	0.000	10.155381	0.000	12/31/04
The Dreyfus Socially Responsible Growth Fund, Inc.-Initial Shares (Inception Date 7/15/1997)
10.287151	560,684.875	10.679251	7,795.056	8.817978	0.000	12/31/09
7.800236	579,088.137	8.072969	7,715.712	6.652498	0.000	12/31/08
12.064814	630,147.828	12.448556	6,547.156	10.237389	0.000	12/31/07
11.353220	701,011.037	11.678582	5,863.440	9.584710	0.000	12/31/06
10.543914	795,479.598	10.813247	5,790.816	8.856675	0.000	12/31/05
10.320091	913,267.538	10.551666	5,286.547	8.625051	0.000	12/31/04
9.854396	925,266.631	10.045110	4,815.599	8.194494	4,333.000	12/31/03
7.930106	960,232.146	8.059684	3,420.290	6.561870	3,843.678	12/31/02
11.317226	1,066,026.751	11.468022	1,578.746	9.318292	3,077.581	12/31/01

					Number of
					Enhanced
			Number of		Group (0.90%
		Enhanced Group	Enhanced Group	Enhanced Group	Total Separate
	Number of	(1.10% Total	(1.10% Total	(0.90% Total	Account
	Standard	Separate Account	Separate Account	Separate Account	Expenses)
Standard	Accumulation	Expenses)	Expenses)	Expenses)	Accumulation
Accumulation	Units	Accumulation	Accumulation Units	Accumulation	Units
Unit Value	Outstanding	Unit Value	Outstanding	Unit Value	Outstanding	Year
14.823134	894,007.973	—	—	—	—	12/31/00
Dreyfus Stock Index Fund, Inc.-Initial Shares (Inception Date 7/15/1997)
12,160550	3,157,298.781	12.623970	14,673.632	10.258200	0.000	12/31/09
9.762392	3,356,601.303	10.103650	13,245.896	8.193641	0.000	12/31/08
15.752402	3,792,658.208	16.253270	8,643.223	13.153999	0.000	12/31/07
15.179498	4,190,418.249	15.614354	7,744.043	12.611288	0.000	12/31/06
13.328744	4,493,460.193	13.669089	6,535.021	11.017946	0.000	12/31/05
12.911696	4,792,865.682	13.201315	7,554.962	10.619518	0.000	12/31/04
11.835440	4,670,251.024	12.064404	9,003.839	9.685471	73,399.535	12/31/03
9.349226	4,454,143.840	9.501934	6,861.288	7.613224	67,021.625	12/31/02
12.210993	4,141,595.630	12.373650	4,522.004	9.894503	58,922.095	12/31/01
14.100696	3,598,196.884	—	—	—	—	12/31/00
Dreyfus VIF Appreciation Portfolio-Initial Shares (Inception Date 7/15/1997)
13.314101	646,153.835	12.623970	2,554.564	11.344306	0.000	12/31/09
11.017708	708,576.070	11.402845	3,921.416	9.340292	0.000	12/31/08
15.862343	863,904.016	16.366759	3,664.796	13.379175	0.000	12/31/07
15.017729	946,182.350	15.447987	4,551.668	12.602520	0.000	12/31/06
13.075735	1,005,802.778	13.409645	4,744.717	10.917645	0.000	12/31/05
12.704674	1,036,367.953	12.989662	6,831.224	10.554457	0.000	12/31/04
12.265787	936,025.635	12.503079	8,455.513	10.138694	2,923.121	12/31/03
10.264481	821,738.414	10.432114	6,651.281	8.442660	2,343.298	12/31/02
12.497173	717,965.716	12.663627	5,276.343	10.228319	1,894.964	12/31/01
13.974173	649,590.073	—	—	—	—	12/31/00
Dreyfus VIF Growth and Income Portfolio-Initial Shares (Inception Date 7/15/1997)
10.209163	333,618.835	10.598240	4,148.936	9.829376	0.000	12/31/09
8.039857	397,593.350	8.320928	3,603.879	7.701708	0.000	12/31/08
13.684704	484,210.513	14.119889	3,131.987	13.042638	0.000	12/31/07
12.799045	534,977.589	13.165752	3,400.363	12.136646	0.000	12/31/06
11.335178	573,338.603	11.624648	4,096.135	10.694477	0.000	12/31/05
11.122877	660,745.227	11.372419	5,058.158	10.441383	0.000	12/31/04
10.496627	594,854.140	10.699714	4,344.521	9.804034	1,018.544	12/31/03
8.409071	633,983.863	8.546428	2,655.811	7.815544	780.152	12/31/02
11.419341	646,842.656	11.571439	1,474.275	10.560897	544.980	12/31/01
12.299306	572,006.660	—	—	—	—	12/31/00
Dreyfus VIF Money Market Portfolio (Inception Date 7/15/1997)
1.214495	5,766,256.197	1.252565	45,108.568	1.236565	0.000	12/31/09
1.227384	6,894,098.095	1.262277	38,305.622	1.244346	0.000	12/31/08
1.216497	7,980,519.294	1.248206	35,610.229	1.228338	0.000	12/31/07
1.183188	6,426,348.042	1.211707	35,651.958	1.189895	0.000	12/31/06
1.152576	6,753,332.466	1.177927	40,350.784	1.154189	0.000	12/31/05
1.140557	5,458,310.932	1.162738	4,618.151	1.137075	0.000	12/31/04
1.146684	11,398,828.937	1.165764	9,040.873	1.138179	133,840.928	12/31/03
1.153638	26,597,370.970	1.169798	23,476.567	1.140327	126,326.727	12/31/02
1.153108	17,775,594.379	1.166325	15,244.920	1.134928	127,843.640	12/31/01
1.128116	7,677,545.259	—	—	—	—	12/31/00
Dreyfus VIF Opportunistic Small Cap Portfolio -Initial Shares (Inception Date 7/15/1997)
10.091016	566,076.124	10.475736	3,327.238	10.027548	0.000	12/31/09
8.120054	592,552.159	8.404032	3,429.651	8.028251	0.000	12/31/08
13.197067	683,423.829	13.616883	3,292.355	12.981641	0.000	12/31/07
15.049986	807,530.215	15.481299	5,517.924	14.729135	0.000	12/31/06
14.708620	908,638.512	15.084331	6,468.518	14.322591	0.000	12/31/05
14.099077	919,021.905	14.415462	6,838.658	13.660000	0.000	12/31/04
12.842412	898,484.551	13.090970	9,249.068	12.379997	5,775.857	12/31/03
9.888294	887,931.962	10.049896	5,581.765	9.485334	5,490.189	12/31/02
12.397758	698,539.631	12.563024	2,568.238	11.833795	4,481.981	12/31/01
13.391746	482,890.909	—	—	—	—	12/31/00
DWS Small Cap Index VIP Fund-Class A (Inception Date 5/1/1999)
13.570609	294,557.144	14.022277	171.426	14.324246	0.000	12/31/09
10.880984	299,117.876	11.201557	217.385	11.419700	0.000	12/31/08

					Number of
					Enhanced
			Number of		Group (0.90%
		Enhanced Group	Enhanced Group	Enhanced Group	Total Separate
	Number of	(1.10% Total	(1.10% Total	(0.90% Total	Account
	Standard	Separate Account	Separate Account	Separate Account	Expenses)
Standard	Accumulation	Expenses)	Expenses)	Expenses)	Accumulation
Accumulation	Units	Accumulation	Accumulation Units	Accumulation	Units
Unit Value	Outstanding	Unit Value	Outstanding	Unit Value	Outstanding	Year
16.753029	419,825.549	17.193942	153.623	17.493245	0.000	12/31/07
17.321028	452,371.808	17.722591	276.237	17.994514	0.000	12/31/06
14.951171	417,983.505	15.251478	151.892	15.454348	0.000	12/31/05
14.543337	347,239.433	14.790573	44.787	14.957190	0.000	12/31/04
12.525203	434,240.830	12.699687	8.778	12.816964	1,637.748	12/31/03
8.673629	165,980.862	8.768488	0.000	8.832017	1,015.061	12/31/02
11.074827	153,151.939	11.162755	54.021	11.221359	577.104	12/31/01
11.003134	83,894.729	—	—	—	—	12/31/00
Ibbotson Balanced ETF Asset Allocation Portfolio-Class II (Inception Date 5/1/2007)
8.907869	186,322.194	8.980628	1,219.928	9.029267	0.000	12/31/09
7.558919	107,236.129	7.597522	1,051.150	7.623267	0.000	12/31/08
10.093988	48,022.988	10.114606	801.436	10.128323	0.000	12/31/07
Ibbotson Conservative ETF Asset Allocation Portfolio-Class II (Inception Date 5/1/2007)
10.218964	63,998.511	10.302376	1,504.883	10.358142	0.000	12/31/09
9.572516	57,711.154	9.621357	1,052.032	9.653924	0.000	12/31/08
10.331779	12,429.371	10.352868	798.961	10.366907	0.000	12/31/07
Ibbotson Growth ETF Asset Allocation Portfolio-Class II (Inception Date 5/1/2007)
8.282285	258,899.931	8.349955	1,308.443	8.395174	0.000	12/31/09
6.738875	162,988.155	6.773305	1,058.808	6.796254	0.000	12/31/08
9.994910	55,891.199	10.015324	805.328	10.028907	0.000	12/31/07
Ibbotson Income and Growth ETF Asset Allocation Portfolio-Class II (Inception Date 5/1/2007)
9.525025	73,753.690	9.602792	1,319.783	9.654796	0.000	12/31/09
8.526582	35,362.381	8.570101	1,302.787	8.599135	0.000	12/31/08
10.193054	9,987.815	10.213871	805.937	10.227717	0.000	12/31/07
Invesco V.I. Capital Development Fund -Series I Shares (Inception Date 12/1/2004)
10.360399	881,089.599	10.521990	8.898.877	10.630654	0.000	12/31/09
7.380463	946,895.438	7.472825	8,104.862	7.534783	0.000	12/31/08
14.131174	1,085,589.211	14.264320	5,721.311	14.353410	0.000	12/31/07
12.930724	1,168,401.050	13.012710	6,948.243	13.067437	0.000	12/31/06
11.254617	16,459.887	11.291687	1,008.183	11.316377	0.000	12/31/05
10.413665	2,721.825	10.416351	0.000	10.418135	0.000	12/31/04
Invesco V.I. Core Equity Fund -Series I Shares (Inception Date 5/1/2006)
10.042331	638,170.693	10.155438	5,046.866	10.231256	0.000	12/31/09
7.938572	737,379.930	8.003616	5,312.221	8.047095	0.000	12/31/08
11.525903	807,450.262	11.584894	4,107.964	11.624216	0.000	12/31/07
10.812798	946,182.515	10.834974	3,675.733	10.849709	0.000	12/31/06
Invesco V.I. Financial Services Fund -Series I Shares (Inception Date 5/1/2001)
5.105057	166,863.342	5.240456	320.689	5.332510	0.000	12/31/09
4.063096	166,382.593	4.158185	2,546.957	4.222670	0.000	12/31/08
10.161746	160,195.947	10.367656	1,986.127	10.506972	0.000	12/31/07
13.250780	177,386.400	13.477974	2,490.821	13.631352	0.000	12/31/06
11.540835	198,663.153	11.703172	1,383.076	11.812566	0.000	12/31/05
11.051409	208,252.570	11.172949	256.950	11.254711	0.000	12/31/04
10.313195	157,061.561	10.395135	38.751	10.450179	0.000	12/31/03
8.070175	118,822.635	8.110243	0.000	8.137086	0.000	12/31/02
9.616190	71,816.401	9.635286	0.000	9.648046	0.000	12/31/01
Invesco V.I. Global Health Care Fund -Series I Shares (Inception Date 5/1/2001)
10.955003	274,749.744	11.245254	904.173	11.442574	0.000	12/31/09
8.702188	313,750.756	8.905665	1,193.409	9.043659	0.000	12/31/08
12.365170	335,033.531	12.615701	1,151.691	12.785234	0.000	12/31/07
11.212446	367,788.244	11.404707	1,104.143	11.534535	0.000	12/31/06
10.805644	405,402.095	10.957652	948.050	11.060091	0.000	12/31/05
10.132965	382,011.757	10.244403	727.654	10.319384	0.000	12/31/04
9.553444	311,542.224	9.629350	552.891	9.680353	1,325.870	12/31/03
7.580976	210,450.701	7.618614	203.656	7.643844	1,160.526	12/31/02
10.175290	59,824.959	10.195475	0.000	10.208982	0.000	12/31/01
Invesco V.I. High Yield Fund -Series I Shares (Inception Date 7/15/1997)
13.096510	205,734.182	13.324556	212,978	13.478143	0.000	12/31/09
8.693381	215,192.913	8.817948	199.476	8.901628	0.000	12/31/08

					Number of
					Enhanced
			Number of		Group (0.90%
		Enhanced Group	Enhanced Group	Enhanced Group	Total Separate
	Number of	(1.10% Total	(1.10% Total	(0.90% Total	Account
	Standard	Separate Account	Separate Account	Separate Account	Expenses)
Standard	Accumulation	Expenses)	Expenses)	Expenses)	Accumulation
Accumulation	Units	Accumulation	Accumulation Units	Accumulation	Units
Unit Value	Outstanding	Unit Value	Outstanding	Unit Value	Outstanding	Year
11.866015	246,721.437	11.999364	304.725	12.088721	0.000	12/31/07
11.887590	336,558.419	11.984482	257.915	12.049249	0.000	12/31/06
10.886907	350,885.548	10.942429	230.396	10.979447	0.000	12/31/05
10.749148	449,939.142	10.771273	214.851	10.785980	0.000	12/31/04
10.095432	859,221.923	10.290759	188.060	9.127994	755.565	12/31/03
8.186958	488,086.809	8.320679	169.835	7.365950	653.397	12/31/02
8.410616	546,183.962	8.522682	149.057	7.529874	2,221.642	12/31/01
10.025816	403,918.794	—	—	—	—	12/31/00
Invesco V.I. Small Cap Equity Fund -Series I Shares (Inception Date 12/1/2004)
10.560052	233,790.333	10.724769	2,147.285	10.835495	0.000	12/31/09
8.830277	221,619.162	8.940764	2,135.677	9.014858	0.000	12/31/08
13.038707	199,548.559	13.161563	2,251.030	13.243751	0.000	12/31/07
12.572746	59,594.167	12.652463	552.133	12.705655	0.000	12/31/06
10.857407	15,527.249	10.893167	559.580	10.916974	0.000	12/31/05
10.184771	48.134	10.187404	0.000	10.189150	0.000	12/31/04
Invesco Van Kampen V.I. U.S. Mid Cap Value Portfolio-Series I Shares(Inception Date 7/15/1997)
19.564836	405,313.835	20.310531	2,290.539	16.933514	0.000	12/31/09
14.254077	429,690.091	14.752454	5,446.869	12.274779	0.000	12/31/08
24.624489	546,047.920	25.407617	5,239.508	21.097538	0.000	12/31/07
23.159385	581,474.070	23.822985	6,217.919	19.741624	0.000	12/31/06
19.459486	530,733.841	19.956509	5,226.294	16.504310	0.000	12/31/05
17.572071	467,487.388	17.966354	4,302.132	14.828568	0.000	12/31/04
15.551851	417,352.873	15.852805	3,927.983	13.057884	3,535.862	12/31/03
11.143745	383,714.571	11.325832	3,089.661	9.310623	2,938.407	12/31/02
15.699340	335,452.774	15.908551	1,648.470	13.052029	2,465.356	12/31/01
16.438193	253,713.630	—	—	—	—	12/31/00
Invesco Van Kampen V.I. Value Portfolio-Series I Shares(Inception Date 7/15/1997)
12.969058	549,162.263	13.462273	5,555.538	12.978157	0.000	12/31/09
10.040068	596,256.187	10.391062	6,775.137	9.997190	0.000	12/31/08
15.875263	789,939.565	16.380071	3,986.655	15.727231	0.000	12/31/07
16.611311	850,561.888	17.087197	6,292.311	16.372900	0.000	12/31/06
14.412225	863,389.460	14.780240	6,598.174	14.133911	0.000	12/31/05
13.978413	807,191.172	14.291958	5,717.704	13.639509	0.000	12/31/04
12.030718	620,028.974	12.263462	5,123.338	11.680115	5,265.487	12/31/03
9.098209	526,832.864	9.246820	3,689.937	8.789584	5,091.530	12/31/02
11.851536	401,628.667	12.009406	2,274.954	11.392961	3,995.102	12/31/01
11.751659	132,621.948	—	—	—	—	12/31/00
Janus Aspen Balanced Portfolio-Institutional Shares (Inception Date 7/15/1997)
23.041572	1,889,388.689	23.919450	8,415.042	19.070596	0.000	12/31/09
18.563244	2,106,521.139	19.212030	10,499.537	15.286575	0.000	12/31/08
22.371024	2,407,948.228	23.082360	9,247.980	18.328937	0.000	12/31/07
20.527683	2,849,443.225	21.115777	10,256.899	16.733348	0.000	12/31/06
18.802986	3,224,954.488	19.283124	11,389.809	15.250326	0.000	12/31/05
17.664922	3,596,278.746	18.061165	13,350.072	14.255222	0.000	12/31/04
16.507560	3,685,075.400	16.826897	19,069.761	13.254381	55,839.756	12/31/03
14.676594	3,702,620.254	14.916257	13,120.266	11.726184	53,841.269	12/31/02
15.907374	3,578,735.833	16.119263	9,654.166	12.646851	49,552.895	12/31/01
16.920712	3,181,464.624	—	—	—	—	12/31/00
Janus Aspen Enterprise Portfolio-Institutional Shares (Inception Date 7/15/1997)
16.896627	773,505.725	17.540879	10,917.383	14.000626	0.000	12/31/09
11.832549	844,041.239	12.246416	11,363.637	9.755020	0.000	12/31/08
21.325158	959,193.271	22.003604	11,623.480	17.491664	0.000	12/31/07
17.723408	1,111,731.741	18.231471	15,635.292	14.463654	0.000	12/31/06
15.820887	1,192,692.579	16.225130	18,154.900	12.846067	0.000	12/31/05
14.286652	1,246,239.904	14.607357	18,555.090	11.541971	0.000	12/31/04
11.999290	1,291,553.100	12.231626	21,025.289	9.645385	9,670.762	12/31/03
9.005921	1,290,667.557	9.153163	14,073.466	7.203589	7,684.759	12/31/02
12.672131	1,215,838.484	12.841113	8,626.211	10.086016	5,676.145	12/31/01
21.224171	993,843.327	—	—	—	—	12/31/00

					Number of
					Enhanced
			Number of		Group (0.90%
		Enhanced Group	Enhanced Group	Enhanced Group	Total Separate
	Number of	(1.10% Total	(1.10% Total	(0.90% Total	Account
	Standard	Separate Account	Separate Account	Separate Account	Expenses)
Standard	Accumulation	Expenses)	Expenses)	Expenses)	Accumulation
Accumulation	Units	Accumulation	Accumulation Units	Accumulation	Units
Unit Value	Outstanding	Unit Value	Outstanding	Unit Value	Outstanding	Year
Janus Aspen Forty Portfolio-Institutional Shares (Inception Date 5/1/1999)
12.237077	1,142,119.314	12.635964	7,534.795	12.908012	0.000	12/31/09
8.481186	1,176,081.761	8.731075	6,784.900	8.901070	0.000	12/31/08
15.402418	1,180,450.358	15.807816	6,304.616	16.082905	0.000	12/31/07
11.403714	1,272,789.383	11.668168	6,914.755	11.847172	0.000	12/31/06
10.576925	1,421,322.533	10.789432	8,924.998	10.932929	0.000	12/31/05
9.505422	1,369,066.381	9.667060	9,080.188	9.775955	0.000	12/31/04
8.153727	1,483,721.928	8.267358	11,535.264	8.343697	15,170.725	12/31/03
6.859260	1,548,077.357	6.934292	7,637.061	6.984492	12,880.523	12/31/02
8.247987	1,650,016.481	8.313484	4,570.921	8.357094	14,587.924	12/31/01
10.678675	1,384,637.536	—	—	—	—	12/31/00
Janus Aspen Janus Portfolio-Institutional Shares (Inception Date 7/15/1997)
12.088320	1,152693.064	12.549112	6,194.177	10.214771	0.000	12/31/09
8.991468	1,287,933.053	9.305880	7,518.771	7.559562	0.000	12/31/08
15.128819	1,451,223.867	15.610044	7,515.669	12.654990	0.000	12/31/07
13.332590	1,661,699.848	13.714717	8,850.842	11.095916	0.000	12/31/06
12.140136	1,816,341.463	12.450279	12,118.207	10.052654	0.000	12/31/05
11.805932	1,963,661.008	12.070890	12,071.718	9.726734	0.000	12/31/04
11.455733	2,117,639.460	11.677475	17,617.840	9.390815	6,765.629	12/31/03
8.817912	2,338,003.425	8.962034	12,164.934	7.192879	5,335.350	12/31/02
12.166993	2,211,504.181	12.329165	7,211.443	9.875724	4,241.678	12/31/01
16.393493	1,792,958.592	—	—	—	—	12/31/00
Janus Aspen Overseas Portfolio-Institutional Shares (Inception Date 7/15/1997)
29.081634	983,173.085	30.189779	10,697.900	24.742872	0.000	12/31/09
16.426264	1,076,456.667	17.000439	11,248.267	13.905104	0.000	12/31/08
34.791646	1,193,428.967	35.897704	8,914.364	29.302067	0.000	12/31/07
27.500771	1,183,279.918	28.288499	12,357.534	23.044141	0.000	12/31/06
18.969977	966,575.134	19.454325	10,632.810	15.815871	0.000	12/31/05
14.542258	681,071.772	14.868462	11,182.362	12.063394	0.000	12/31/04
12.398800	669,789.197	12.638673	15,388.121	10.233679	1,862.207	12/31/03
9.318679	678,787.112	9.470891	11,468.866	7.653548	1,312.902	12/31/02
12.698027	675,126.139	12.867174	7,907.782	10.377532	901.701	12/31/01
16.774550	620,740.857	—	—	—	—	12/31/00
Morgan Stanley UIF Core Plus Fixed Income Portfolio-Class I (Inception Date 7/15/1997)
14.924840	558,865.908	15.493462	4,606.681	14.718576	0.000	12/31/09
13.805232	633,167.502	14.287712	4,309.288	13.545767	0.000	12/31/08
15.593051	790,109.961	16.088872	3,609.600	15.222548	0.000	12/31/07
14.997858	934,853.788	15.427535	4,516.328	14.567237	0.000	12/31/06
14.663212	1,031,163.550	15.037636	4,510.157	14.170531	0.000	12/31/05
14.269584	1,040,814.398	14.589653	5,455.212	13.720741	0.000	12/31/04
13.866152	1,111,500.860	14.134373	5,899.268	13.265872	1,753.649	12/31/03
13.437077	1,065,387.210	13.656469	3,834.895	12.791995	0.000	12/31/02
12.694998	713,042.852	12.864100	1,978.853	12.025963	0.000	12/31/01
11.776122	380,480.921	—	—	—	—	12/31/00
Morgan Stanley UIF Mid Cap Growth Portfolio-Class I (Inception Date 5/1/2007)
9.178449	89,948.195	9.253450	438.289	9.303582	0.000	12/31/09
5.904344	47,092.588	5.934535	363.377	5.954656	0.000	12/31/08
11.249638	24,266.882	11.272627	46.682	11.287901	0.000	12/31/07
Morgan Stanley UIF U.S. Real Estate Portfolio-Class I (Inception Date 7/15/1997)
23.259087	317,774.229	24.145689	3,177.397	23.304908	0.000	12/31/09
18.378595	350,079.782	19.021158	5,062.382	18.321747	0.000	12/31/08
30.015533	439,009.316	30.969853	4,628.248	29.770452	0.000	12/31/07
36.711245	617,880.841	37.762738	6,918.700	36.226614	0.000	12/31/06
26.969864	638,271.701	27.658464	6,314.368	26.480086	0.000	12/31/05
23.367170	618,052.255	23.891270	4,374.554	22.827424	0.000	12/31/04
17.374679	549,927.036	17.710793	5,725.997	16.888195	396.422	12/31/03
12.811814	469,712.672	13.021061	3,710.088	12.391776	378.990	12/31/02
13.094325	269,466.499	13.268793	1,955.110	12.602570	0.000	12/31/01
12.088940	147,402.642	—	—	—	—	12/31/00

					Number of
					Enhanced
			Number of		Group (0.90%
		Enhanced Group	Enhanced Group	Enhanced Group	Total Separate
	Number of	(1.10% Total	(1.10% Total	(0.90% Total	Account
	Standard	Separate Account	Separate Account	Separate Account	Expenses)
Standard	Accumulation	Expenses)	Expenses)	Expenses)	Accumulation
Accumulation	Units	Accumulation	Accumulation Units	Accumulation	Units
Unit Value	Outstanding	Unit Value	Outstanding	Unit Value	Outstanding	Year
Oppenheimer Balanced Fund/VA-Non-Service Series (Inception Date 12/1/2004)
7.913698	172,651.262	8.037124	200.415	8.120120	0.000	12/31/09
6.584545	185,839.541	6.666936	2,649.655	6.722201	0.000	12/31/08
11.814395	264,436.247	11.925723	3,049.914	12.000204	0.000	12/31/07
11.545935	284,653.565	11.619151	2,173.335	11.668021	0.000	12/31/06
10.535194	293,699.326	10.569900	1,006.485	10.593011	0.000	12/31/05
10.284433	3,001.731	10.287083	0.000	10.288847	0.000	12/31/04
Oppenheimer Capital Appreciation Fund/VA-Non-Service Series (Inception Date 12/1/2004)
9.803405	256,120.266	9.956301	451.380	10.059128	0.000	12/31/09
6.879768	231,588.838	6.965871	1,178.186	7.023626	0.000	12/31/08
12.807951	209,919.379	12.928631	1,621.643	13.009370	0.000	12/31/07
11.380578	206,005.347	11.452745	1,085.611	11.500898	0.000	12/31/06
10.691883	85,720.169	10.727101	453.514	10.750537	0.000	12/31/05
10.317159	581.341	10.319818	0.000	10.321584	0.000	12/31/04
Oppenheimer Main Street Fund®/VA-Non-Service Series (Inception Date 12/1/2004)
9.691422	190,755.847	9.842547	5,501.973	9.944190	0.000	12/31/09
7.661801	169,948.768	7.757647	5,434.999	7.821946	0.000	12/31/08
12.629722	217,168.911	12.748689	2,639.277	12.828298	0.000	12/31/07
12.267378	188,104.597	12.345144	2,240.578	12.397044	0.000	12/31/06
10.816022	161,384.797	10.851650	1,136.259	10.875367	0.000	12/31/05
10.350617	13,062.128	10.353285	0.000	10.355055	0.000	12/31/04
PIMCO VIT Real Return Portfolio-Administrative Class (Inception Date 12/1/2004)
11.852373	424,389.110	12.037094	1,462.297	12.161328	0.000	12/31/09
10.153005	379,477.577	10.279969	2,772.903	10.365146	0.000	12/31/08
11.079101	207,278.006	11.183495	2,829.432	11.253355	0.000	12/31/07
10.154210	212,006.902	10.218623	4,352.416	10.261614	0.000	12/31/06
10.224854	240,401.144	10.258560	2,314.795	10.280983	0.000	12/31/05
10.156423	10,066.473	10.159043	0.000	10.160781	0.000	12/31/04
PIMCO VIT Total Return Portfolio-Administrative Class (Inception Date 12/1/2004)
12.982892	470,047.023	13.185247	7,727.755	13.321331	0.000	12/31/09
11.542860	423,985.467	11.687201	5,599.654	11.784016	0.000	12/31/08
11.170817	238,092.027	11.276074	2,086.449	11.346509	0.000	12/31/07
10.417487	207,153.358	10.483551	1,880.102	10.527660	0.000	12/31/06
10.173284	199,476.486	10.206803	453.274	10.229129	0.000	12/31/05
10.070332	627.100	10.072934	0.000	10.074659	0.000	12/31/04
Templeton Foreign Securities Fund-Class 2 (Inception Date 5/1/2007)
8.486115	104,462.210	8.555439	4,496.982	8.601793	0.000	12/31/09
6.280197	71,522.023	6.312285	2,735.993	6.333687	0.000	12/31/08
10.683643	40,534.202	10.705462	798.561	10.719983	0.000	12/31/07
Wilshire 2015 Moderate Fund (Inception Date 5/1/2007)
8.853895	71,047.736	8.926219	789.876	8.974543	0.000	12/31/09
7.460428	46,470.538	7.498538	4,307.481	7.523944	0.000	12/31/08
10.007599	17,496.921	10.028056	1,962.408	10.041657	0.000	12/31/07
Wilshire 2025 Moderate Fund (Inception Date 5/1/2007)
8.378892	23,545.507	8.447325	352.060	8.493070	0.000	12/31/09
7.054421	10,980.789	7.090459	16,457.335	7.114485	0.000	12/31/08
9.970642	8,817.01	9.991008	6,305.373	10.004555	0.000	12/31/07
Wilshire 2035 Moderate Fund (Inception Date 5/1/2007)
7.790364	27,324.342	7.854013	1,674.880	7.896532	0.000	12/31/09
6.535932	20,882.706	6.569332	15,141.054	6.591588	0.000	12/31/08
9.921001	3,691.070	9.941273	4,746.712	9.954751	0.000	12/31/07

	Number of Enhanced		Number of Enhanced
Enhanced Group with	Group with	Enhanced Group with	Group with
Administration charges	Administration charges	Administration charges	Administration charges
waived (0.95% Total	waived (0.95% Total	waived (0.75% Total	waived (0.75% Total
Separate Account	Separate Account	Separate Account	Separate Account
Expenses) Accumulation	Expenses) Accumulation	Expenses) Accumulation	Expenses) Accumulation
Unit Value	Units Outstanding	Unit Value	Units Outstanding	Year
American Century VP Large Company Value Fund-Class I Shares (Inception Date 12/1/2004)
9.110166	276.061	9.204074	0.000	12/31/09
7.661835	212.809	7.725233	701.696	12/31/08
12.334045	161.673	12.410921	679.354	12/31/07
12.613437	125.863	12.666366	582.549	12/31/06
10.613037	0.000	10.636196	0.000	12/31/05
10.220496	0.000	10.222238	0.000	12/31/04
American Century VP Mid Cap Value Fund-Class I Shares (Inception Date 12/1/2004)
12.549202	0.000	12.678538	0.000	12/31/09
9.749980	0.000	9.830643	5,700.671	12/31/08
13.012035	0.000	13.093148	5,045.823	12/31/07
13.447669	0.000	13.504095	4,798.742	12/31/06
11.285315	0.000	11.309936	23.011	12/31/05
10.399486	0.000	10.401262	0.000	12/31/04
American Century VP Ultra® Fund-Class I Shares (Inception Date 12/1/2004)
9.322807	399.260	9.418897	0.000	12/31/09
6.999024	297.949	7.056941	1,917.709	12/31/08
12.075286	130.840	12.150573	1,876.658	12/31/07
10.074375	485.952	10.116676	1,630.132	12/31/06
10.515180	411.819	10.538120	4.188	12/31/05
10.390771	0.000	10.392546	0.000	12/31/04
American Century VP VistaSM Fund-Class I Shares (Inception Date 12/1/2004)
10.281743	231.050	10.387738	0.000	12/31/09
8.475842	201.267	8.545985	13,738.973	12/31/08
16.656480	192.517	16.760292	12,565.904	12/31/07
12.031706	181.135	12.082229	6,879.128	12/31/06
11.143119	21.514	11.167429	8.772	12/31/05
10.403392	21.514	10.405171	0.000	12/31/04
Calamos Growth and Income Portfolio (Inception Date 5/1/2007)
9.751667	0.000	9.804401	0.000	12/31/09
7.061494	0.000	7.085385	598.528	12/31/08
10.443994	0.000	10.458123	0.000	12/31/07
Davis Value Portfolio (Inception Date 5/1/207)
7.652717	1,955.888	7.694089	0.000	12/31/09
5.890766	1,230.299	5.910695	1,612.196	12/31/08
9.966295	0.000	9.979785	0.000	12/31/07
Dreyfus IP MidCap Stock Portfolio-Service Shares (Inception Date 5/1/2007)
7.374033	0.000	7.413912	0.000	12/31/09
5.501304	0.000	5.519921	0.000	12/31/08
9.326448	0.000	9.339073	0.000	12/31/07
Dreyfus IP Technology Growth Portfolio-Initial Shares (Inception Date 12/1/2004)
11.150653	818.657	11.265584	0.000	12/31/09
7.139993	786.393	7.199074	2,486.816	12/31/08
12.256148	568.074	12.332559	2,613.785	12/31/07
10.786066	493.194	10.831351	2,499.762	12/31/06
10.439369	20.730	10.462156	2.095	12/31/05
10.154947	20.730	10.156685	0.000	12/31/04
The Dreyfus Socially Responsible Growth Fund, Inc.-Initial Shares (Inception Date 7/15/1997)
10.880630	0.000	8.970781	0.000	12/31/09
8.212751	0.000	6.757562	4,055.249	12/31/08
12.644827	0.000	10.383292	3,703.507	12/31/07
11.844662	0.000	9.706556	2,857.136	12/31/06
10.950470	0.000	8.955771	1,847.923	12/31/05
10.669460	0.000	8.708439	949.377	12/31/04
10.141935	0.000	8.261258	968.674	12/31/03
8.125307	0.000	6.605501	625.579	12/31/02
11.544188	0.000	9.366268	0.000	12/31/01
Dreyfus Stock Index Fund, Inc.-Initial Shares (Inception Date 7/15/1997)
12.862112	4,483.990	10.436006	0.000	12/31/09
10.278672	3,454.321	8.323078	18,120.086	12/31/08
16.509660	1,009.877	13.341516	18,424.198	12/31/07
15.836519	532.986	12.771644	14,298.329	12/31/06
13.842665	537.406	11.141253	12,717.488	12/31/05

	Number of Enhanced		Number of Enhanced
Enhanced Group with	Group with	Enhanced Group with	Group with
Administration charges	Administration charges	Administration charges	Administration charges
waived (0.95% Total	waived (0.95% Total	waived (0.75% Total	waived (0.75% Total
Separate Account	Separate Account	Separate Account	Separate Account
Expenses) Accumulation	Expenses) Accumulation	Expenses) Accumulation	Expenses) Accumulation
Unit Value	Units Outstanding	Unit Value	Units Outstanding	Year
13.348780	680.516	10.722192	8,796.650	12/31/04
12.180793	680.516	9.764386	7,635.158	12/31/03
9.579380	3,171.095	7.663841	5,807.305	12/31/02
12.455945	3,086.013	9.945431	0.000	12/31/01
Dreyfus VIF Appreciation Portfolio-Initial Shares (Inception Date 7/15/1997)
14.082019	53.885	11.540874	0.000	12/31/09
11.600224	30.664	9.487800	5,763.693	12/31/08
16.624757	17.568	13.569868	6,332.276	12/31/07
15.667624	0.000	12.762733	5,348.565	12/31/06
13.579785	0.000	11.039795	3,200.889	12/31/05
13.134636	150.958	10.656479	524.528	12/31/04
12.623565	150.958	10.221281	637.550	12/31/03
10.517029	150.958	8.498780	404.810	12/31/02
12.747715	150.958	10.280968	0.000	12/31/01
Dreyfus VIF Growth and Income Portfolio-Initial Shares (Inception Date 7/15/1997)
10.798137	4.044	9.999775	0.000	12/31/09
8.465028	4.044	7.823392	6,935.623	12/31/08
14.342553	4.044	13.228581	6,647.698	12/31/07
13.353024	0.000	12.290990	6,284.037	12/31/06
11.772215	0.000	10.814168	4,573.316	12/31/05
11.499396	0.000	10.542352	2,110.774	12/31/04
10.802876	0.000	9.883935	1,683.104	12/31/03
8.616047	0.000	7.867534	1,380.154	12/31/02
11.648352	0.000	10.615303	0.000	12/31/01
Dreyfus VIF Money Market Portfolio (Inception Date 7/15/1997)
1.272974	11,666.616	1.254056	0.000	12/31/09
1.281179	3,284.131	1.260375	65,266.763	12/31/08
1.265595	7.177	1.242900	105,591.754	12/31/07
1.227578	0.000	1.202985	79,903.634	12/31/06
1.192295	0.000	1.165821	74,816.781	12/31/05
1.175604	0.000	1.147250	41,121.286	12/31/04
1.177135	0.000	1.146810	30,543.174	12/31/03
1.179709	0.000	1.147255	13,181.025	12/31/02
1.174767	0.036	1.140245	0.000	12/31/01
Dreyfus VIF Opportunistic Small Cap Portfolio -Initial Shares (Inception Date 7/15/1997)
10.673474	594.992	10.201279	0.000	12/31/09
8.549692	644.201	8.155005	5,902.659	12/31/08
13.831817	635.120	13.166567	4,504.824	12/31/07
15.701713	516.548	14.916250	4,478.428	12/31/06
15.276001	459.556	14.482701	4,245.206	12/31/05
14.576616	548.248	13.791916	3,532.709	12/31/04
13.217353	491.205	12.480727	2,861.914	12/31/03
10.131883	471.199	9.548300	2,066.318	12/31/02
12.646674	229.386	11.894597	0.000	12/31/01
DWS Small Cap Index VIP Fund-Class A (Inception Date 5/1/1999)
14.248812	327.071	14.555630	0.000	12/31/09
11.365292	232.865	11.586652	1,054.740	12/31/08
17.418714	103.383	17.722014	1,126.528	12/31/07
17.926929	73.897	18.202156	1,003.543	12/31/06
15.404037	57.528	15.609142	832.924	12/31/05
14.915983	36.274	15.084265	481.304	12/31/04
12.788062	144.907	12.906395	370.115	12/31/03
8.816430	4.364	8.880430	268.850	12/31/02
11.207088	272.943	11.266052	0.000	12/31/01
Ibbotson Balanced ETF Asset Allocation Portfolio-Class II (Inception Date 5/1/2007)
9.017101	1,018.156	9.065855	0.000	12/31/09
7.616827	0.000	7.642594	447.796	12/31/08
10.124902	0.000	10.138600	0.000	12/31/07
Ibbotson Conservative ETF Asset Allocation Portfolio-Class II (Inception Date 5/1/2007)
10.344203	152.048	10.400078	0.000	12/31/09
9.645794	0.000	9.678378	21.697	12/31/08
10.363409	0.000	10.377428	0.000	12/31/07

	Number of Enhanced		Number of Enhanced
Enhanced Group with	Group with	Enhanced Group with	Group with
Administration charges	Administration charges	Administration charges	Administration charges
waived (0.95% Total	waived (0.95% Total	waived (0.75% Total	waived (0.75% Total
Separate Account	Separate Account	Separate Account	Separate Account
Expenses) Accumulation	Expenses) Accumulation	Expenses) Accumulation	Expenses) Accumulation
Unit Value	Units Outstanding	Unit Value	Units Outstanding	Year
Ibbotson Growth ETF Asset Allocation Portfolio-Class II (Inception Date 5/1/2007)
8.383881	10,991.398	8.429220	0.000	12/31/09
6.790527	4,389.235	6.813495	0.000	12/31/08
10.025519	0.000	10.039091	0.000	12/31/07
Ibbotson Income and Growth ETF Asset Allocation Portfolio-Class II (Inception Date 5/1/2007)
9.641793	14,836.552	9.693892	0.000	12/31/09
8.591886	18.461	8.620923	0.000	12/31/08
10.224263	0.000	10.238098	0.000	12/31/07
Invesco V.I. Capital Development Fund-Series I Shares (Inception Date 12/1/2004)
10.603442	2,860.529	10.712763	0.000	12/31/09
7.519284	1,526.789	7.581515	18,140.974	12/31/08
14.331134	89.361	14.420491	15,559.952	12/31/07
13.053761	30.786	13.108573	13,889.446	12/31/06
11.310210	0.000	11.334888	0.000	12/31/05
10.417688	0.000	10.419472	0.000	12/31/04
Invesco V.I. Core Equity Fund-Series I Shares (Inception Date 5/1/2006)
10.212277	120.484	10.288379	0.000	12/31/09
8.036226	61.410	8.079812	245.999	12/31/08
11.614400	15.286	11.653774	559.770	12/31/07
10.846037	0.000	10.860776	481.069	12/31/06
Invesco V.I. Financial Services Fund-Series I Shares (Inception Date 5/1/2001)
5.309402	340.535	5.402611	0.000	12/31/09
4.206499	222.160	4.271711	825.928	12/31/08
10.472081	148.794	10.612748	627.399	12/31/07
13.592983	112.573	13.747660	2,974.384	12/31/06
11.785233	75.651	11.895426	2,656.644	12/31/05
11.234312	28.405	11.316604	296.508	12/31/04
10.436461	0.000	10.491819	506.763	12/31/03
8.130414	0.000	8.157371	331.521	12/31/02
9.644875	0.000	9.657683	0.000	12/31/01
Invesco V.I. Global Health Care Fund-Series I Shares (Inception Date 5/1/2001)
11.393028	920.626	11.592819	0.000	12/31/09
9.009033	716.591	9.148575	10,120.141	12/31/08
12.742728	452.451	12.913941	10,174.312	12/31/07
11.502013	305.222	11.632963	9,669.402	12/31/06
11.034447	202.797	11.137654	7,840.922	12/31/05
10.300635	77.557	10.376110	3,984.789	12/31/04
9.667612	179.965	9.718905	3,546.346	12/31/03
7.637544	0.000	7.662880	2,641.906	12/31/02
10.205610	61.085	10.219152	0.000	12/31/01
Invesco V.I. High Yield Fund-Series I Shares (Inception Date 7/15/1997)
13.439612	368.140	13.594280	0.000	12/31/09
8.880649	301.264	8.964798	167.430	12/31/08
12.066339	232.319	12.156051	844.287	12/31/07
12.033030	176.048	12.097966	896.818	12/31/06
10.970185	115.761	11.007248	1,138.551	12/31/05
10.782305	43.918	10.797012	774.713	12/31/04
10.389982	0.001	9.202367	587.034	12/31/03
8.388454	0.000	7.414915	367.999	12/31/02
8.579354	0.000	7.568636	0.000	12/31/01
Invesco V.I. Small Cap Equity Fund-Series I Shares (Inception Date 12/1/2004)
10.807756	371.211	10.919176	0.000	12/31/09
8.996308	250.577	9.070753	4,969.919	12/31/08
13.223189	83.231	13.305633	4,703.400	12/31/07
12.692358	0.000	12.745634	447.990	12/31/06
10.911028	0.000	10.934828	0.000	12/31/05
10.188714	0.000	10.190457	0.000	12/31/04
Invesco Van Kampen V.I. U.S. Mid Cap Value Portfolio-Series I (Inception Date 7/15/1997)
20.693868	1,127.798	17.226911	0.000	12/31/09
15.008140	726.316	12.468605	4,468.885	12/31/08
25.808634	396.489	21.398137	3,948.681	12/31/07
24.162157	0.000	19.992502	3,602.634	12/31/06
20.210094	0.000	16.688897	2,736.473	12/31/05

	Number of Enhanced		Number of Enhanced
Enhanced Group with	Group with	Enhanced Group with	Group with
Administration charges	Administration charges	Administration charges	Administration charges
waived (0.95% Total	waived (0.95% Total	waived (0.75% Total	waived (0.75% Total
Separate Account	Separate Account	Separate Account	Separate Account
Expenses) Accumulation	Expenses) Accumulation	Expenses) Accumulation	Expenses) Accumulation
Unit Value	Units Outstanding	Unit Value	Units Outstanding	Year
18.167210	0.000	14.971848	1,952.421	12/31/04
16.005864	113.080	13.164187	1,518.257	12/31/03
11.418226	28.150	9.372474	957.992	12/31/02
16.014471	28.150	13.119130	0.000	12/31/01
Invesco Van Kampen V.I. Value Portfolio-Series I (Inception Date 7/15/1997)
13.716224	1,625.303	13.203094	0.000	12/31/09
10.571048	860.318	10.155118	5,652.214	12/31/08
16.638432	279.735	15.951436	4,173.943	12/31/07
17.330296	33.363	16.581099	2,425.539	12/31/06
14.967892	33.363	14.292090	2,094.705	12/31/05
14.451571	33.363	13.771392	1,612.617	12/31/04
12.381730	33.363	11.775296	1,475.807	12/31/03
9.322154	33.363	8.848037	949.630	12/31/02
12.089242	124.533	11.451625	0.000	12/31/01
Janus Aspen Balanced Portfolio-Institutional Shares (Inception Date 7/15/1997)
24.370407	289.077	19.401026	0.000	12/31/09
19.544625	150.770	15.527985	6,319.822	12/31/08
23.446278	130.164	18.590184	5,626.001	12/31/07
21.416039	38.089	16.946087	6,565.836	12/31/06
19.527811	39.724	15.420964	4,291.048	12/31/05
18.262753	171.888	14.393020	2,476.146	12/31/04
16.989064	171.888	13.362331	2,154.381	12/31/03
15.037669	1,282.216	11.804093	1,579.653	12/31/02
16.226337	1,282.216	12.711912	0.000	12/31/01
Janus Aspen Enterprise Portfolio-Institutional Shares (Inception Date 7/15/1997)
17.871563	311.037	13.243244	0.000	12/31/09
12.458395	244.854	9.909087	2,430.325	12/31/08
22.350394	223.145	17.740916	2,835.597	12/31/07
18.490639	198.823	14.647491	2,928.081	12/31/06
16.430939	174.191	12.989749	2,276.876	12/31/05
14.770332	251.906	11.653511	836.499	12/31/04
12.349444	218.778	9.723925	612.357	12/31/03
9.227625	856.311	7.251447	472.925	12/31/02
12.926320	832.210	10.137880	0.000	12/31/01
Janus Aspen Forty Portfolio-Institutional Shares (Inception Date 5/1/1999)
12.840126	290.186	13.116501	0.000	12/31/09
8.858714	264.996	9.031187	19,258.834	12/31/08
16.014480	249.918	16.293206	8,199.026	12/31/07
11.802739	238.337	11.983880	7,866.365	12/31/06
10.897390	224.632	11.042426	7,397.910	12/31/05
9.749062	369.844	9.858999	4,108.809	12/31/04
8.324912	340.749	8.401910	3,673.250	12/31/03
6.972208	1,816.324	7.022777	2,582.245	12/31/02
8.346510	1,813.269	8.390380	0.000	12/31/01
Janus Aspen Janus Portfolio-Institutional Shares (Inception Date 7/15/1997)
12.785966	3.892	10.391789	0.000	12/31/09
9.467180	3.892	7.678977	3,045.528	12/31/08
15.856446	3.892	12.835365	2,956.246	12/31/07
13.910006	0.000	11.236984	2,508.839	12/31/06
12.608502	0.000	10.165143	2,153.599	12/31/05
12.205852	128.720	9.820772	2,368.105	12/31/04
11.790223	128.720	9.467320	2,297.375	12/31/03
9.035150	128.720	7.240699	1,647.960	12/31/02
12.411252	128.720	9.926552	0.000	12/31/01
Janus Aspen Overseas Portfolio-Institutional Shares (Inception Date 7/15/1997)
30.758924	3,020.438	25.171553	0.000	12/31/09
17.294734	2,196.968	14.124673	9,428.699	12/31/08
36.463478	426.772	29.719504	6,981.651	12/31/07
28.690648	56.867	23.336974	4,630.919	12/31/06
19.701127	56.867	15.992759	1,486.339	12/31/05
15.034373	22.784	12.179969	7.075	12/31/04
12.760432	0.000	10.317004	0.000	12/31/03
9.547961	0.000	7.704394	0.000	12/31/02

	Number of Enhanced		Number of Enhanced
Enhanced Group with	Group with	Enhanced Group with	Group with
Administration charges	Administration charges	Administration charges	Administration charges
waived (0.95% Total	waived (0.95% Total	waived (0.75% Total	waived (0.75% Total
Separate Account	Separate Account	Separate Account	Separate Account
Expenses) Accumulation	Expenses) Accumulation	Expenses) Accumulation	Expenses) Accumulation
Unit Value	Units Outstanding	Unit Value	Units Outstanding	Year
12.952582	0.000	10.430913	0.000	12/31/01
Morgan Stanley UIF Core Plus Fixed Income Portfolio-Class I (Inception Date 7/15/1997)
15.785713	1,556.323	14.973537	0.000	12/31/09
14.535198	1,053.994	13.759623	7,163.347	12/31/08
16.342712	2.990	15.439456	8,443.460	12/31/07
15.647093	0.000	14.752371	6,674.444	12/31/06
15.228624	0.000	14.329012	5,142.497	12/31/05
14.752650	0.000	13.853286	2,009.888	12/31/04
14.270730	0.000	13.373842	1,396.144	12/31/03
13.767746	0.000	12.876914	1,029.422	12/31/02
12.949664	0.000	12.087792	0.000	12/31/01
Morgan Stanley UIF Mid Cap Growth Portfolio-Class I (Inception Date 5/1/2007)
9.291050	28.841	9.341289	0.000	12/31/09
5.949633	21.247	5.969766	421.177	12/31/08
11.284097	0.688	11.299357	0.000	12/31/07
Morgan Stanley UIF U.S. Real Estate Portfolio-Class I (Inception Date 7/15/1997)
24.601334	716.093	23.708841	0.000	12/31/09
19.350719	454.136	18.611116	2,994.991	12/31/08
31.458353	214.591	30.194587	3,866.750	12/31/07
38.299964	185.446	36.686891	6,139.587	12/31/06
28.009655	166.868	26.776196	4,606.920	12/31/05
24.158129	115.611	23.047942	2,205.295	12/31/04
17.881625	69.022	17.025662	1,794.121	12/31/03
13.127169	28.392	12.474088	1,338.574	12/31/02
13.357067	215.533	12.667405	0.000	12/31/01
Oppenheimer Balanced Fund/VA-Non-Service Series (Inception Date 12/1/2004)
8.099333	1,591.194	8.182818	0.000	12/31/09
6.708361	946.650	6.763874	3,569.579	12/31/08
11.981564	461.906	12.056266	3,170.208	12/31/07
11.655797	21.039	11.704735	2,850.419	12/31/06
10.587241	21.039	10.610348	2,458.961	12/31/05
10.288407	21.039	10.290166	0.000	12/31/04
Oppenheimer Capital Appreciation Fund/VA-Non-Service Series (Inception Date 12/1/2004)
10.033347	2,109.767	10.136803	0.000	12/31/09
7.009156	1,311.073	7.067181	7,367.825	12/31/08
12.989159	199.412	13.070156	5,806.126	12/31/07
11.488852	0.000	11.537101	2,292.609	12/31/06
10.744687	0.000	10.768137	1,989.469	12/31/05
10.321144	0.000	10.322909	0.000	12/31/04
Oppenheimer Main Street Fund®/VA-Non-Service Series (Inception Date 12/1/2004)
9.918750	3,212.104	10.020970	0.000	12/31/09
7.805867	1,847.892	7.870435	3,712.440	12/31/08
12.808410	32.319	12.888223	1,512.291	12/31/07
12.384076	0.000	12.436042	53.947	12/31/06
10.869450	0.000	10.893157	24.847	12/31/05
10.354615	0.000	10.356388	0.000	12/31/04
PIMCO VIT Real Return Portfolio-Administrative Class (Inception Date 12/1/2004)
12.130221	105.835	12.255178	0.000	12/31/09
10.343841	0.000	10.429376	2,977.641	12/31/08
11.235886	0.000	11.305940	199.235	12/31/07
10.250872	0.000	10.293911	7.016	12/31/06
10.275393	0.000	10.297819	0.000	12/31/05
10.160349	0.000	10.162087	0.000	12/31/04
PIMCO VIT Total Return Portfolio-Administrative Class (Inception Date 12/1/2004)
13.287246	5,122.936	13.432336	0.000	12/31/09
11.759784	3,422.084	11.864286	2,400.209	12/31/08
11.328898	71.404	11.406504	933.906	12/31/07
10.516640	0.000	10.567262	35.340	12/31/06
10.223567	0.000	10.252148	3.738	12/31/05
10.074230	0.000	10.082128	0.000	12/31/04
Templeton Foreign Securities Fund-Class 2 (Inception Date 5/1/2007)
8.590188	751.094	8.636630	0.000	12/31/09
6.328334	173.635	6.349740	1,740.206	12/31/08

	Number of Enhanced		Number of Enhanced
Enhanced Group with	Group with	Enhanced Group with	Group with
Administration charges	Administration charges	Administration charges	Administration charges
waived (0.95% Total	waived (0.95% Total	waived (0.75% Total	waived (0.75% Total
Separate Account	Separate Account	Separate Account	Separate Account
Expenses) Accumulation	Expenses) Accumulation	Expenses) Accumulation	Expenses) Accumulation
Unit Value	Units Outstanding	Unit Value	Units Outstanding	Year
10.716349	22.401	10.730846	1,186.991	12/31/07
Wilshire 2015 Moderate Fund (Inception Date 5/1/2007)
8.962486	2,398.181	9.010889	0.000	12/31/09
7.517602	2,398.181	7.543013	0.000	12/31/08
10.038253	687.173	10.051838	0.000	12/31/07
Wilshire 2025 Moderate Fund (Inception Date 5/1/2007)
8.481629	0.000	8.527480	0.000	12/31/09
7.108474	0.000	7.132525	314.799	12/31/08
10.001167	0.000	10.014711	0.000	12/31/07
Wilshire 2035 Moderate Fund (Inception Date 5/1/2007)
7.885910	0.000	7.928539	0.000	12/31/09
6.586031	0.000	6.608316	506.673	12/31/08
9.951380	0.000	9.964857	0.000	12/31/07
The above table gives year-end Accumulation Unit information for each Subaccount from the end of the year of inception (the Separate Account commencement date or the effective date of the Subaccount) to December 31, 2009. This information should be read in conjunction with the Separate Account financial statements including the notes to those statements. The beginning Accumulation Unit Value for the Dreyfus VIF Money Market Portfolio Subaccount was 1.000000 as of its inception date. The beginning Accumulation Unit Value for each other Subaccount was 10.000000 as of its inception date.
If you have invested in a Subaccount that is closed to new investors, the condensed financial information for such Subaccount will be contained in a special Supplemental Prospectus for Closed Subaccounts dated May 1, 2010.
2010 Portfolio Changes — The table above reflects the name changes and transactions described below.
•	On April 19, 2010, the Dreyfus Developing Leaders Portfolio, a series of the Dreyfus Variable Insurance Fund, changed its name to the Dreyfus Opportunistic Small Cap Portfolio.

•	On May 1, 2010, the AIM portfolios changed their brand name to Invesco. For example, AIM V.I. Capital Development Fund became Invesco V.I. Capital Development Fund.

•	On May 1, 2010, The Universal Institutional Funds, Inc. changed its brand name from Van Kampen to Morgan Stanley.

•	On June 1, 2010 or as soon as practical after that date, Van Kampen’s U.S. Mid Cap Value Portfolio and Value Portfolio, which currently are series of The Universal Institutional Funds, Inc., will be merged into AIM Variable Insurance Funds (Invesco Variable Insurance Funds) and change its brand name to Invesco Van Kampen. The list above reflects this anticipated transaction.

APPENDIX B: TRANSFER RESTRICTIONS
Restrictions on Transfers; Disruptive Trading, Market Timing and Frequent Transfers
We discourage (and will take action to deter) short-term trading in the Contracts because the frequent movement between or among Subaccounts may negatively impact other Contract Owners, Annuitants and Beneficiaries. Short-term trading can result in:
•	the dilution of Accumulation Unit Values or Portfolio net asset values

•	Portfolio advisors taking actions that negatively impact performance such as keeping a larger portion of the Portfolio assets in cash or liquidating investments prematurely in order to support redemption requests

•	increased administrative costs due to frequent purchases and redemptions
To help protect Contract Owners, Annuitants and Beneficiaries from the negative impact of these practices, we have implemented several processes and/or restrictions aimed at eliminating the negative impact of active trading strategies. There is no guarantee that we will be able to detect harmful trading practices, or, if it is detected, to prevent recurrences.
U.S. Mail Restrictions on Persons Engaged in Harmful Trading Practices
We monitor transfer activity in order to identify those who may be engaged in harmful trading practices and we produce and examine transaction reports. Generally, a Contract may appear on these reports if the Contract Owner (or a third party acting on their behalf) engages in a certain number of “transfer events” in a given period. A “transfer event” is any transfer, or combination of transfers, occurring on a given trading day (Valuation Date). For example, multiple transfers by a Contract Owner involving 10 underlying Portfolios in one day count as one transfer event. A single transfer occurring on a given trading day and involving only 2 underlying Portfolios (or one underlying Portfolio if the transfer is made to or from the Fixed Account options) will also count as one transfer event. A transfer event would not include a transfer made pursuant to one of the automatic transfer programs such as dollar cost averaging, portfolio rebalancing and interest sweep.
As a result of this monitoring process, we may restrict the method of communication by which transfer requests will be accepted. In general, we will adhere to the following guidelines:

Trading Behavior	Our Response

6 or more transfer events in one quarter of a Contract Year	We will mail a letter to the Contract Owner notifying the Contract Owner that:

(1)   we have identified the Contract Owner as a person engaging in harmful trading practices; and

(2)  if the Contract Owner’s transfer events exceed 12 in one Contract Year, we will automatically require the Contract Owner to submit transfer requests via regular first-class U.S. mail and we will not accept transfer requests from the Contract Owner that are sent by other means such as electronic means or overnight, priority or courier delivery.

More than 12 transfer events in one Contract Year	We will automatically require the Contract Owner to submit transfer requests via regular first-class U.S. mail and we will not accept transfer requests from the Contract Owner that are sent by any other means.
On each Contract Anniversary, we will start the monitoring anew, so that each Contract starts with zero transfer events the first day of each new Contract Year. See, however, the “Other Restrictions” provision below.

U.S Mail Restrictions on Managers of Multiple Contracts
Some investment advisors/representatives manage the assets of multiple Contracts pursuant to trading authority granted or conveyed by multiple Contract Owners. We generally will require these multi-contract advisors to submit all transfers requests via regular first-class U.S. mail.
The Company may permit a manager of multiple contracts to submit transfer requests other than by mail upon written request if contracts are managed independently rather than in the aggregate. The manager of multiple contracts must provide the Company with sufficient information regarding the management methodology to support the representation that aggregate transfers will not be an intended or unintended consequence of day to day management decisions. The Company will monitor the contracts associated with the grant of any exception and, in the event a pattern of aggregate transactions emerges, again require transfer request via U.S. mail.
Other Restrictions
We reserve the right to refuse or limit transfer requests, or take any other action we deem necessary, in order to protect Contract Owners, Annuitants, and Beneficiaries from the negative investment results that may result from short-term trading or other harmful investment practices employed by some Contract Owners (or third parties acting on their behalf). In particular, trading strategies designed to avoid or take advantage of our monitoring procedures (and other measures aimed at curbing harmful trading practices) that are nevertheless determined by us to constitute harmful trading practices, may be restricted. We will consider the following factors:
•	the dollar amount involved in the transfer event
•	the total assets of the Portfolio involved in the transfer event
•	the number of transfer events completed in the current quarter of the Contract Year
•	whether the transfer event is part of a pattern of transfer events designed to take advantage of short-term market fluctuations or market efficiencies
In addition, the Portfolios reserve the right, in their sole discretion and without prior notice, to reject, restrict or refuse purchase orders received from insurance company separate accounts that the Portfolios determine not to be in the best interest of their shareholders. We will apply such rejections, restrictions or refusals by the Portfolios uniformly and without exception.
The restrictions discussed above are designed to prevent harmful trading practices. Despite such transfer restrictions, there is a risk that such harmful trading practices could still occur. If we determine our goal of curtailing harmful trading practices is not being fulfilled, we may amend or replace the procedures described above without prior notice. We will consider waiving the procedures described above for unanticipated financial emergencies; for example, if extent economic conditions arise such that the impact of short-term trading is benign or a positive, the Company may allow it.
Information Sharing
As required by Rule 22c-2 under the Investment Company Act of 1940, we have entered into information sharing agreements with Portfolio companies. Under the terms of these agreements, we are required, if requested by a Portfolio company:
•	To provide Contract owner information and information about transactions in the Portfolio shares during a specified period; and

•	To prohibit or restrict further purchases or exchanges by a Contract owner if the Portfolio company identifies the Contract owner as a person who has engaged in trading that violated the Portfolio company’s frequent trading policies.

Index to Documents Incorporated by Reference
Annuity Investors Variable Account B
The Commodore Independence Variable Annuity—File Nos. 333-51955 and 811-08017
Rule 497(c) Filing
The following documents are incorporated by reference to the Rule 497(c) filing related to The Commodore Advantage Variable Annuity (File No. 333-51971), which was filed by the Registrant on or about May 6, 2010.
•	Supplemental Prospectus dated May 1, 2010 Closed Subaccounts for The Commodore Advantage, The Commodore Independence, and The Commodore Spirit Contracts
•	Supplemental Prospectus dated May 1, 2010 Guaranteed Lifetime Withdrawal Benefit Rider and Guaranteed Minimum Withdrawal Benefit Rider for The Commodore Advantage, The Commodore Independence, and The Commodore Spirit Contracts
The following document is incorporated by reference to Post-Effective Amendment No. 65 filed by the Registrant on April 29, 2010 (Accession No. 0000950123-10-040650).
•	Statement of Additional Information dated May 1, 2010 for The Commodore Advantage, The Commodore Independence, and The Commodore Spirit Contracts